Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ International Index Fund

July 31, 2019

ZEI-QTLY-0919
1.9881632.102

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Argentina - 0.1%
Banco Macro SA sponsored ADR	713	$49,397
BBVA Banco Frances SA sponsored ADR	1,062	12,309
Grupo Financiero Galicia SA sponsored ADR	1,610	59,151
Pampa Holding SA sponsored ADR (a)	1,053	34,644
Telecom Argentina SA Class B sponsored ADR	2,179	36,825
Transportadora de Gas del Sur SA Class B sponsored ADR	1,196	18,670
YPF SA Class D sponsored ADR	2,561	42,128

TOTAL ARGENTINA		253,124

Australia - 4.6%
AGL Energy Ltd.	11,167	160,037
Alumina Ltd.	40,135	63,629
AMP Ltd.	44,133	53,683
APA Group unit	19,367	145,871
Aristocrat Leisure Ltd.	9,803	203,991
ASX Ltd.	3,223	194,962
Aurizon Holdings Ltd.	33,147	130,126
Australia & New Zealand Banking Group Ltd.	47,304	898,997
Bank of Queensland Ltd.	6,640	42,295
Bendigo & Adelaide Bank Ltd.	8,073	63,195
BHP Billiton Ltd.	48,242	1,328,134
BlueScope Steel Ltd.	8,390	74,051
Boral Ltd.	17,795	62,365
Brambles Ltd.	25,381	227,031
Caltex Australia Ltd.	3,993	73,443
Challenger Ltd.	7,563	36,434
Cimic Group Ltd.	1,615	40,313
Coca-Cola Amatil Ltd.	10,187	73,730
Cochlear Ltd.	957	143,789
Coles Group Ltd. (a)	18,849	183,008
Commonwealth Bank of Australia	28,922	1,623,149
Computershare Ltd.	8,727	94,010
Crown Ltd.	5,216	42,173
CSL Ltd.	7,496	1,169,694
DEXUS Property Group unit	17,658	157,932
Dominos Pizza Enterprises Ltd.	911	23,980
Flight Centre Travel Group Ltd.	749	23,555
Fortescue Metals Group Ltd.	22,733	127,992
Goodman Group unit	26,501	268,019
Harvey Norman Holdings Ltd.	8,770	26,264
Incitec Pivot Ltd.	30,332	72,015
Insurance Australia Group Ltd.	38,309	225,630
Lendlease Group unit	8,799	87,213
Macquarie Group Ltd.	5,286	462,625
Medibank Private Ltd.	47,585	117,306
Mirvac Group unit	64,405	141,517
National Australia Bank Ltd.	45,757	891,154
Newcrest Mining Ltd.	12,531	302,438
Orica Ltd.	6,911	102,961
Origin Energy Ltd.	30,220	163,525
QBE Insurance Group Ltd.	21,726	185,158
Ramsay Health Care Ltd.	2,416	120,043
realestate.com.au Ltd.	865	58,019
Rio Tinto Ltd.	6,200	414,950
Santos Ltd.	29,782	146,741
Scentre Group unit	87,578	238,574
SEEK Ltd.	5,867	83,526
Sonic Healthcare Ltd.	7,567	144,824
South32 Ltd.	83,966	178,660
SP AusNet	25,746	31,193
Stockland Corp. Ltd. unit	37,297	116,428
Suncorp Group Ltd.	21,512	198,271
Sydney Airport unit	17,545	100,144
Tabcorp Holdings Ltd.	34,797	106,746
Telstra Corp. Ltd.	67,841	183,939
The GPT Group unit	33,114	140,560
TPG Telecom Ltd.	5,039	23,979
Transurban Group unit	43,438	460,377
Treasury Wine Estates Ltd.	12,395	149,037
Vicinity Centres unit	51,563	91,845
Washington H. Soul Pattinson & Co. Ltd.	2,509	38,843
Wesfarmers Ltd.	18,830	504,268
Westpac Banking Corp.	56,356	1,105,701
Woodside Petroleum Ltd.	15,341	361,756
Woolworths Group Ltd.	20,567	501,431
WorleyParsons Ltd.	5,230	57,308

TOTAL AUSTRALIA		16,064,557

Austria - 0.1%
Andritz AG	963	34,497
Erste Group Bank AG	5,136	184,439
OMV AG	2,625	131,665
Raiffeisen International Bank-Holding AG	2,646	62,156
Verbund AG	1,126	63,072
Voestalpine AG	1,769	47,077

TOTAL AUSTRIA		522,906

Bailiwick of Jersey - 0.5%
Experian PLC	15,271	464,277
Ferguson PLC	3,837	287,623
Glencore Xstrata PLC	187,770	602,145
Polymetal International PLC	4,058	49,112
WPP PLC	21,232	250,101

TOTAL BAILIWICK OF JERSEY		1,653,258

Belgium - 0.7%
Ageas	2,878	155,060
Anheuser-Busch InBev SA NV	12,517	1,258,417
Colruyt NV	838	43,758
Groupe Bruxelles Lambert SA	1,394	131,909
KBC Groep NV	4,099	264,451
Proximus	2,351	67,172
Solvay SA Class A	1,310	134,663
Telenet Group Holding NV	690	33,990
Titan Cement International Trading SA (a)	726	15,270
UCB SA	2,280	178,242
Umicore SA	3,028	94,787

TOTAL BELGIUM		2,377,719

Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)	72,000	64,683
Alibaba Pictures Group Ltd. (a)	210,000	42,435
Beijing Enterprises Water Group Ltd.	100,000	52,635
Brilliance China Automotive Holdings Ltd.	44,000	47,952
Cheung Kong Infrastructure Holdings Ltd.	10,500	81,407
China Gas Holdings Ltd.	28,200	116,846
China Oriental Group Co. Ltd. (H Shares)	16,000	7,123
China Resource Gas Group Ltd.	16,000	80,986
Cosco Shipping Ports Ltd.	29,015	25,286
Credicorp Ltd. (United States)	1,160	252,868
Dairy Farm International Holdings Ltd.	4,700	35,194
GOME Electrical Appliances Holdings Ltd. (a)	148,000	15,763
Haier Electronics Group Co. Ltd.	24,000	56,407
HengTen Networks Group Ltd. (a)	216,000	4,087
Hongkong Land Holdings Ltd.	19,900	121,360
Jardine Matheson Holdings Ltd.	3,556	215,834
Jardine Strategic Holdings Ltd.	3,662	125,538
Kerry Properties Ltd.	9,000	33,795
Kunlun Energy Co. Ltd.	48,000	41,862
Luye Pharma Group Ltd. (b)	23,500	18,146
Nine Dragons Paper (Holdings) Ltd.	21,000	16,998
NWS Holdings Ltd.	26,000	48,274
Shangri-La Asia Ltd.	18,000	21,900
Shenzhen International Holdings Ltd.	15,113	27,916
Sihuan Pharmaceutical Holdings Group Ltd.	76,000	15,569
Yue Yuen Industrial (Holdings) Ltd.	12,000	33,623

TOTAL BERMUDA		1,604,487

Brazil - 1.3%
Ambev SA	78,100	411,952
Atacadao Distribuicao Comercio e Industria Ltda	5,500	33,738
B2W Companhia Global do Varejo (a)	2,300	22,865
Banco Bradesco SA	18,837	153,555
Banco do Brasil SA	14,400	185,719
Banco Santander SA (Brasil) unit	7,100	79,719
BB Seguridade Participacoes SA	12,200	103,735
BM&F BOVESPA SA	34,300	379,189
BR Malls Participacoes SA	11,900	46,804
Brasil Foods SA (a)	9,800	85,793
BTG Pactual Participations Ltd. unit	3,800	59,504
CCR SA	21,400	83,831
Centrais Eletricas Brasileiras SA (Electrobras) (a)	3,600	37,157
Cielo SA	19,140	36,311
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	5,700	79,757
Companhia Siderurgica Nacional SA (CSN)	10,100	43,747
Cosan SA Industria e Comercio	2,400	31,997
Drogasil SA	3,600	78,304
Embraer SA	13,100	66,283
Energisa SA unit	3,100	40,127
ENGIE Brasil Energia SA	3,250	41,107
Equatorial Energia SA	2,600	64,381
Hypermarcas SA	7,300	57,729
IRB Brasil Resseguros SA	3,800	94,593
JBS SA	18,300	119,399
Klabin SA unit	13,600	57,160
Kroton Educacional SA	21,700	71,417
Localiza Rent A Car SA	8,800	101,458
Lojas Renner SA	13,630	169,502
M. Dias Branco SA	1,700	17,431
Magazine Luiza SA	1,200	82,923
Multiplan Empreendimentos Imobiliarios SA	3,900	29,012
Natura Cosmeticos SA	2,900	46,482
Notre Dame Intermedica Participacoes SA	5,900	67,559
Petrobras Distribuidora SA	11,500	80,155
Petroleo Brasileiro SA - Petrobras (ON)	51,100	385,491
Porto Seguro SA	1,300	17,747
Rumo SA (a)	17,200	98,792
Sul America SA unit	4,200	46,244
Suzano Papel e Celulose SA	8,330	66,944
TIM Participacoes SA	16,900	54,114
Ultrapar Participacoes SA	11,800	61,499
Vale SA	52,673	687,474
Weg SA	15,780	98,492

TOTAL BRAZIL		4,677,192

Canada - 6.7%
Agnico Eagle Mines Ltd. (Canada)	4,103	214,352
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	7,386	452,741
AltaGas Ltd.	4,077	62,431
ATCO Ltd. Class I (non-vtg.)	1,273	42,430
Bank of Montreal	10,609	794,188
Bank of Nova Scotia	20,174	1,077,027
Barrick Gold Corp. (Canada)	28,604	464,885
Bausch Health Cos., Inc. (Canada) (a)	5,369	128,998
BCE, Inc.	2,666	120,473
BlackBerry Ltd. (a)	8,565	62,495
Bombardier, Inc. Class B (sub. vtg.) (a)	37,324	64,196
Brookfield Asset Management, Inc. Class A	13,997	685,851
CAE, Inc.	4,127	111,290
Cameco Corp.	6,146	56,440
Canadian Imperial Bank of Commerce	7,454	586,414
Canadian National Railway Co.	11,788	1,115,743
Canadian Natural Resources Ltd.	19,786	501,171
Canadian Pacific Railway Ltd.	2,344	559,644
Canadian Tire Ltd. Class A (non-vtg.)	1,118	122,075
Canadian Utilities Ltd. Class A (non-vtg.)	2,274	61,924
CCL Industries, Inc. Class B	2,650	132,520
Cenovus Energy, Inc. (Canada)	17,874	166,172
CGI Group, Inc. Class A (sub. vtg.) (a)	4,340	334,033
CI Financial Corp.	3,784	58,661
Constellation Software, Inc.	330	313,970
Dollarama, Inc.	5,028	186,293
Emera, Inc.	1,041	43,224
Empire Co. Ltd. Class A (non-vtg.)	2,769	73,285
Enbridge, Inc.	33,189	1,108,479
Encana Corp. (Toronto)	26,980	123,268
Fairfax Financial Holdings Ltd. (sub. vtg.)	468	216,820
First Capital Realty, Inc.	2,872	47,548
First Quantum Minerals Ltd.	12,098	111,465
Fortis, Inc.	6,962	274,408
Franco-Nevada Corp.	3,088	268,369
George Weston Ltd.	1,442	114,045
Gildan Activewear, Inc.	3,670	144,542
Great-West Lifeco, Inc.	4,353	95,583
H&R (REIT) unit	2,756	47,360
Husky Energy, Inc.	6,697	51,960
Hydro One Ltd. (b)	5,141	90,799
iA Financial Corp, Inc.	1,783	71,547
IGM Financial, Inc.	1,276	35,250
Imperial Oil Ltd.	4,353	119,198
Intact Financial Corp.	2,329	217,089
Inter Pipeline Ltd.	7,403	124,580
Keyera Corp.	3,506	89,204
Kinross Gold Corp. (a)	21,482	86,918
Kirkland Lake Gold Ltd.	3,437	142,136
Loblaw Companies Ltd.	3,287	170,551
Lundin Mining Corp.	12,501	60,525
Magna International, Inc. Class A (sub. vtg.)	5,311	267,844
Manulife Financial Corp.	32,408	586,870
Methanex Corp.	1,037	40,818
Metro, Inc. Class A (sub. vtg.)	4,449	174,009
National Bank of Canada	5,721	276,904
Nutrien Ltd.	10,198	559,121
Onex Corp. (sub. vtg.)	1,353	81,736
Open Text Corp.	5,114	218,114
Pembina Pipeline Corp.	8,178	296,745
Power Corp. of Canada (sub. vtg.)	4,915	104,199
Power Financial Corp.	4,732	103,582
PrairieSky Royalty Ltd.	3,191	42,747
Quebecor, Inc. Class B (sub. vtg.)	3,026	68,554
Restaurant Brands International, Inc.	3,709	273,159
Restaurant Brands International, Inc.	241	17,762
RioCan (REIT)	2,856	56,306
Rogers Communications, Inc. Class B (non-vtg.)	6,077	315,453
Royal Bank of Canada	23,119	1,825,627
Saputo, Inc.	3,731	112,682
Shaw Communications, Inc. Class B	8,413	164,907
Shopify, Inc. Class A (a)	1,650	524,342
Smart (REIT)	1,386	34,015
SNC-Lavalin Group, Inc.	2,662	42,114
Sun Life Financial, Inc.	9,976	414,520
Suncor Energy, Inc.	26,020	746,611
Teck Resources Ltd. Class B (sub. vtg.)	8,820	180,436
TELUS Corp.	3,560	127,964
The Stars Group, Inc. (a)	3,813	59,342
The Toronto-Dominion Bank	29,794	1,741,633
Thomson Reuters Corp.	3,214	215,858
Tourmaline Oil Corp.	3,999	52,722
TransCanada Corp.	14,977	733,303
Vermilion Energy, Inc.	3,461	62,019
West Fraser Timber Co. Ltd.	775	30,294
Wheaton Precious Metals Corp.	7,394	193,282
WSP Global, Inc.	1,983	111,846

TOTAL CANADA		23,262,010

Cayman Islands - 4.7%
3SBio, Inc. (b)	19,500	32,931
51job, Inc. sponsored ADR (a)	354	27,453
58.com, Inc. ADR (a)	1,605	90,490
AAC Technology Holdings, Inc.	11,500	61,796
Agile Property Holdings Ltd.	26,000	33,417
Airtac International Group	2,000	20,398
Alibaba Group Holding Ltd. sponsored ADR (a)	23,461	4,061,334
Anta Sports Products Ltd.	19,000	141,834
ASM Pacific Technology Ltd.	6,200	72,510
Autohome, Inc. ADR Class A (a)(c)	901	76,585
Baidu.com, Inc. sponsored ADR (a)	4,526	505,554
Baozun, Inc. sponsored ADR (a)(c)	658	32,643
BeiGene Ltd. ADR (a)(c)	631	86,662
Chailease Holding Co. Ltd.	20,867	87,432
Cheung Kong Property Holdings Ltd.	43,000	323,323
China Aoyuan Property Group Ltd.	20,000	26,752
China Conch Venture Holdings Ltd.	25,500	87,747
China Education Group Holdings Ltd.	11,000	17,082
China First Capital Group Ltd. (a)	44,000	13,444
China Hongqiao Group Ltd.	29,500	21,557
China Investment Fund International Holdings Co. Ltd. (d)	16,000	47,173
China Literature Ltd. (a)(b)	3,800	15,168
China Medical System Holdings Ltd.	22,000	20,986
China Mengniu Dairy Co. Ltd.	47,000	189,647
China Resources Cement Holdings Ltd.	38,000	34,728
China Resources Land Ltd.	46,000	196,577
China State Construction International Holdings Ltd.	32,000	32,871
China Zhongwang Holdings Ltd.	15,600	7,945
CIFI Holdings Group Co. Ltd.	54,590	34,800
CK Hutchison Holdings Ltd.	44,000	411,179
Country Garden Holdings Co. Ltd.	130,000	175,150
Country Garden Services Holdings Co. Ltd.	18,000	43,342
Ctrip.com International Ltd. ADR (a)	6,782	264,362
Dali Foods Group Co. Ltd. (b)	33,000	20,566
ENN Energy Holdings Ltd.	13,400	137,838
Evergrande Real Estate Group Ltd.	32,000	84,482
Fullshare Holdings Ltd. (a)	85,000	3,028
Future Land Development Holding Ltd.	26,000	21,844
GDS Holdings Ltd. ADR (a)(c)	795	32,738
Geely Automobile Holdings Ltd.	88,000	134,211
Genscript Biotech Corp. (a)	14,000	34,219
Greentown Service Group Co. Ltd.	12,000	10,109
Haitian International Holdings Ltd.	7,000	14,141
Hengan International Group Co. Ltd.	11,000	83,200
Huazhu Group Ltd. ADR	2,030	66,503
Hutchison China Meditech Ltd. sponsored ADR (a)	699	14,616
iQIYI, Inc. ADR (a)(c)	1,681	31,250
JD.com, Inc. sponsored ADR (a)	12,107	362,120
Jiayuan International Group Ltd.	11	5
Kaisa Group Holdings Ltd.	49,000	20,323
Kingboard Chemical Holdings Ltd.	11,500	28,311
Kingboard Laminates Holdings Ltd.	18,500	15,256
Kingdee International Software Group Co. Ltd.	33,000	31,435
Kingsoft Corp. Ltd. (a)	12,000	25,855
KWG Property Holding Ltd.	18,500	17,200
Lee & Man Paper Manufacturing Ltd.	23,000	14,039
Li Ning Co. Ltd.	31,000	76,428
Lijun International Pharmaceutical Holding Ltd.	24,000	21,280
Logan Property Holdings Co. Ltd.	28,000	42,338
Longfor Properties Co. Ltd. (b)	31,000	114,644
Meitu, Inc. (a)(b)	16,500	4,807
Meituan Dianping Class B	16,600	134,231
Melco Crown Entertainment Ltd. sponsored ADR	3,268	73,432
MGM China Holdings Ltd.	12,000	19,609
Momo, Inc. ADR	2,252	76,500
NetEase, Inc. ADR	1,152	265,905
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	2,377	247,945
Nexteer Auto Group Ltd.	11,000	11,432
NIO, Inc. sponsored ADR (a)(c)	10,287	35,696
Noah Holdings Ltd. sponsored ADR (a)	388	12,548
Pinduoduo, Inc. ADR	2,896	64,494
Sands China Ltd.	42,400	203,514
Semiconductor Manufacturing International Corp. (a)	56,500	66,550
Shenzhou International Group Holdings Ltd.	13,300	183,443
Shimao Property Holdings Ltd.	18,000	49,712
Shui On Land Ltd.	34,500	7,364
SINA Corp. (a)	995	38,924
Sino Biopharmaceutical Ltd.	108,500	132,345
SOHO China Ltd.	31,000	9,911
Sunac China Holdings Ltd.	41,000	184,938
Sunny Optical Technology Group Co. Ltd.	12,200	141,073
TAL Education Group ADR (a)	5,886	189,529
Tencent Holdings Ltd.	94,100	4,384,399
Tencent Music Entertainment Group ADR (a)	1,222	17,438
Tingyi (Cayman Islands) Holding Corp.	28,000	41,788
Towngas China Co. Ltd.	9,181	6,991
Uni-President China Holdings Ltd.	26,000	30,752
Vipshop Holdings Ltd. ADR (a)	6,982	53,063
Want Want China Holdings Ltd.	72,000	55,998
Weibo Corp. sponsored ADR (a)	860	33,686
WH Group Ltd. (b)	159,500	155,253
Wharf Real Estate Investment Co. Ltd.	21,000	132,475
Wuxi Biologics (Cayman), Inc. (a)(b)	9,500	100,959
Wynn Macau Ltd.	28,800	64,622
Xiaomi Corp. Class B (b)	53,600	61,210
Xinyi Solar Holdings Ltd.	45,583	25,025
Yihai International Holding Ltd.	8,000	42,450
Yuzhou Properties Co.	16,653	7,824
YY, Inc. ADR (a)	752	48,271
Zhen Ding Technology Holding Ltd.	6,000	21,801
Zhongsheng Group Holdings Ltd. Class H	8,500	23,625
ZTO Express (Cayman), Inc. sponsored ADR	5,728	112,555

TOTAL CAYMAN ISLANDS		16,326,938

Chile - 0.2%
Aguas Andinas SA	45,960	25,725
Banco de Chile	567,440	82,116
Banco de Credito e Inversiones	651	41,011
Banco Santander Chile	1,266,887	91,739
Cencosud SA	20,403	40,283
Colbun SA (a)	131,544	24,701
Compania Cervecerias Unidas SA	2,280	31,965
Compania de Petroleos de Chile SA (COPEC)	7,698	70,636
CorpBanca SA	1,664,747	12,911
Empresa Nacional de Telecomunicaciones SA (ENTEL) (a)	2,550	23,362
Empresas CMPC SA	17,857	41,877
Enel Chile SA	408,328	37,010
Enersis SA	662,639	109,333
LATAM Airlines Group SA	4,328	41,250
S.A.C.I. Falabella	11,329	70,000

TOTAL CHILE		743,919

China - 2.8%
Agricultural Bank of China Ltd.:
(A Shares)	80,200	41,797
(H Shares)	423,000	171,220
Aier Eye Hospital Group Co. Ltd. (A Shares)	4,420	19,447
Air China Ltd. (H Shares)	28,000	27,192
Aluminum Corp. of China Ltd. (H Shares) (a)	68,000	22,206
Angang Steel Co. Ltd. (H Shares)	28,600	10,848
Anhui Conch Cement Co. Ltd. (H Shares)	23,500	135,695
AviChina Industry & Technology Co. Ltd. (H Shares)	38,000	20,397
Baic Motor Corp. Ltd. (H Shares) (b)	28,000	17,690
Bank Communications Co. Ltd.:
(H Shares)	135,000	98,219
Class A	34,800	29,253
Bank of Beijing Co. Ltd. (A Shares)	43,000	35,000
Bank of China Ltd.:
(A Shares)	6,000	3,222
(H Shares)	1,329,000	539,691
Bank of Jiangsu Co. Ltd. (A Shares)	27,700	27,869
Bank of Nanjing Co. Ltd. (A Shares)	6,000	7,184
Bank of Ningbo Co. Ltd. (A Shares)	9,600	32,728
Bank of Shanghai Co. Ltd. (A Shares)	8,918	12,001
Baoshan Iron & Steel Co. Ltd. (A Shares)	7,300	6,722
BBMG Corp. (H Shares)	60,000	17,457
Beijing Capital International Airport Co. Ltd. (H Shares)	26,000	20,486
Beijing Tongrentang Co. Ltd. (A Shares)	6,700	27,502
BOE Technology Group Co. Ltd. (A Shares)	18,600	10,834
BYD Co. Ltd. (H Shares)	11,000	68,735
CGN Power Co. Ltd. (H Shares) (b)	214,000	61,769
China Cinda Asset Management Co. Ltd. (H Shares)	114,000	24,869
China CITIC Bank Corp. Ltd. (H Shares)	164,000	90,863
China Coal Energy Co. Ltd. (H Shares)	18,000	6,974
China Communications Construction Co. Ltd. (H Shares)	84,000	70,693
China Communications Services Corp. Ltd. (H Shares)	32,000	22,279
China Construction Bank Corp. (H Shares)	1,602,000	1,229,905
China Eastern Airlines Corp. Ltd. (H Shares)	30,000	16,483
China Everbright Bank Co. Ltd.:
(A Shares)	66,500	37,797
(H Shares)	48,000	21,586
China Fortune Land Development Co. Ltd. (A Shares)	2,300	9,685
China Galaxy Securities Co. Ltd. (H Shares)	59,000	31,491
China Huarong Asset Management Co. Ltd. (b)	141,000	23,771
China International Capital Corp. Ltd. (H Shares) (b)	26,000	49,188
China International Travel Service Corp. Ltd. (A Shares)	900	11,748
China Life Insurance Co. Ltd. (H Shares)	126,000	320,943
China Longyuan Power Grid Corp. Ltd. (H Shares)	41,000	25,071
China Merchants Bank Co. Ltd. (H Shares)	77,000	381,450
China Merchants Securities Co. Ltd. (A Shares)	3,800	9,291
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	3,500	10,415
China Minsheng Banking Corp. Ltd.:
(A Shares)	58,500	51,377
(H Shares)	60,400	41,604
China Molybdenum Co. Ltd.:
(H Shares)	48,000	13,652
Class A	19,000	9,890
China National Building Materials Co. Ltd. (H Shares)	57,000	49,973
China National Nuclear Power Co. Ltd. (A Shares)	11,400	9,289
China Oilfield Services Ltd. (H Shares)	30,000	33,842
China Pacific Insurance (Group) Co. Ltd. (H Shares)	49,000	209,008
China Petroleum & Chemical Corp.:
(A Shares)	18,500	14,097
(H Shares)	414,000	265,793
China Railway Construction Corp. Ltd. (H Shares)	38,500	44,484
China Railway Group Ltd. (H Shares)	51,000	35,708
China Railway Signal & Communications Corp. (H Shares) (b)	22,000	14,687
China Reinsurance Group Corp. (H Shares)	82,000	14,412
China Shenhua Energy Co. Ltd.:
(A Shares)	5,800	16,061
(H Shares)	54,500	107,668
China Shipbuilding Industry Co. (A Shares)	25,200	21,848
China Shipping Development Co. Ltd. (H Shares)	12,000	6,834
China Southern Airlines Ltd. (H Shares)	32,000	20,512
China State Construction Engineering Corp. Ltd. (A Shares)	5,600	4,759
China Telecom Corp. Ltd. (H Shares)	214,000	95,450
China Tower Corp. Ltd. (H Shares) (b)	692,000	178,846
China United Network Communications Ltd. (A Shares)	13,100	11,207
China Vanke Co. Ltd. (H Shares)	32,400	121,697
China Yangtze Power Co. Ltd. (A Shares)	2,000	5,423
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	26,000	13,591
CITIC Securities Co. Ltd.:
(A Shares)	5,100	17,063
(H Shares)	39,500	75,417
COSCO Shipping Development Co. Ltd. (H Shares)	37,000	4,555
COSCO SHIPPING Holdings Co. Ltd. (H Shares) (a)	40,500	15,062
CRRC Corp. Ltd.:
(A Shares)	30,000	34,157
(H Shares)	62,000	48,803
Daqin Railway Co. Ltd. (A Shares)	6,400	7,324
Datang International Power Generation Co. Ltd. (H Shares)	26,000	5,842
Dong E-E-Jiao Co. Ltd. (A Shares)	4,100	19,758
Dongfeng Motor Group Co. Ltd. (H Shares)	40,000	35,677
East Money Information Co. Ltd. (A Shares)	8,300	17,391
Focus Media Information Technology Co. Ltd. (A Shares)	7,100	5,184
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	900	12,980
Fuyao Glass Industries Group Co. Ltd. (H Shares) (b)	7,600	23,014
GF Securities Co. Ltd. (H Shares)	40,600	45,535
Great Wall Motor Co. Ltd. (H Shares)	44,500	30,145
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	1,800	14,315
Guangzhou Automobile Group Co. Ltd. (H Shares)	46,000	46,770
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (A Shares)	2,800	15,197
Guangzhou R&F Properties Co. Ltd. (H Shares)	16,400	29,672
Guotai Junan Securities Co. Ltd.:
(A Shares)	9,600	25,056
(H Shares) (b)	11,200	18,105
Haier Smart Home Co. Ltd. (A Shares)	4,200	10,187
Haitong Securities Co. Ltd. (H Shares)	55,200	54,700
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)	1,400	6,203
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	4,900	17,027
Huadian Power International Corp. Ltd.:
(A Shares)	35,600	20,256
(H Shares)	16,000	6,697
Huaneng Power International, Inc. (H Shares)	68,000	39,573
Huaneng Renewables Corp. Ltd. (H Shares)	72,000	19,569
Huatai Securities Co. Ltd. (H Shares) (b)	38,000	61,563
Huaxia Bank Co. Ltd. (A Shares)	46,100	50,419
Industrial & Commercial Bank of China Ltd. (H Shares)	1,106,000	742,731
Industrial Bank Co. Ltd. (A Shares)	11,500	31,773
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	2,000	9,004
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)	62,400	14,254
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	56,500	57,121
Jiangsu Expressway Co. Ltd. (H Shares)	18,000	24,252
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	600	5,786
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	300	5,031
Jiangxi Copper Co. Ltd. (H Shares)	23,000	28,465
Kangmei Pharmaceutical Co. Ltd. (A Shares)	3,200	1,493
Kweichow Moutai Co. Ltd. (A Shares)	300	42,081
Legend Holdings Corp.:
(H Shares) (b)	5,700	13,424
rights (a)(d)	438	73
LONGi Green Energy Technology Co. Ltd.	3,100	11,503
Luxshare Precision Industry Co. Ltd. (A Shares)	7,280	22,659
Luzhou Laojiao Co. Ltd. (A Shares)	1,600	18,582
Maanshan Iron & Steel Co. Ltd. (A Shares)	26,900	11,418
Metallurgical Corp. China Ltd. (H Shares)	62,000	15,134
Midea Group Co. Ltd. (A Shares)	1,100	8,666
NARI Technology Co. Ltd. (A Shares)	4,600	12,543
New China Life Insurance Co. Ltd. (H Shares)	14,600	72,419
Orient Securities Co. Ltd. (A Shares)	4,800	7,212
People's Insurance Co. of China Group (H Shares)	124,000	52,018
PetroChina Co. Ltd.:
(A Shares)	10,000	9,426
(H Shares)	340,000	180,337
PICC Property & Casualty Co. Ltd. (H Shares)	118,000	140,109
Ping An Bank Co. Ltd. (A Shares)	9,800	19,934
Ping An Insurance (Group) Co. of China Ltd.:
(A Shares)	2,000	25,354
(H Shares)	96,000	1,131,438
Poly Developments & Holdings (A Shares)	4,400	9,010
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	113,000	65,715
Power Construction Corp. of China Ltd. (A Shares)	10,500	7,526
SAIC Motor Corp. Ltd. (A Shares)	1,000	3,588
Sany Heavy Industry Co. Ltd. (A Shares)	12,100	24,624
Seazen Holdings Co. Ltd. (A Shares)	2,700	10,253
Shaanxi Coal Industry Co. Ltd. (A Shares)	19,000	25,950
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	36,000	34,321
Shanghai Electric Group Co. Ltd. (H Shares)	42,000	14,588
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	9,000	26,643
Shanghai International Airport Co. Ltd. (A Shares)	1,400	16,722
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	37,760	44,390
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	17,400	33,459
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	12,200	20,899
Shenwan Hongyuan Group Co. Ltd. (A Shares)	14,000	9,900
Sinopec Engineering Group Co. Ltd. (H Shares)	23,500	18,410
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	48,000	16,746
Sinopharm Group Co. Ltd. (H Shares)	19,200	70,975
Sinotrans Ltd. (H Shares)	41,000	14,131
Suning.com Co. Ltd. (A Shares)	4,400	6,809
Tong Ren Tang Technologies Co. Ltd. (H Shares)	15,000	17,923
TravelSky Technology Ltd. (H Shares)	14,000	27,403
Tsingtao Brewery Co. Ltd. (H Shares)	6,000	35,092
Weichai Power Co. Ltd. (H Shares)	33,000	50,846
Wens Foodstuffs Group Co. Ltd. (A Shares)	3,500	20,516
Wuliangye Yibin Co. Ltd. (A Shares)	1,000	17,375
WuXi AppTec Co. Ltd. (H Shares) (b)	2,660	24,574
XCMG Construction Machinery Co. Ltd. (A Shares)	38,300	26,893
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)	5,236	9,037
(H Shares)	7,616	8,511
Yanzhou Coal Mining Co. Ltd. (H Shares)	26,000	22,884
Yonghui Superstores Co. Ltd. (A Shares)	13,100	18,320
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	1,400	21,017
Zhaojin Mining Industry Co. Ltd. (H Shares)	16,000	18,597
Zhejiang Expressway Co. Ltd. (H Shares)	30,000	29,038
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)	4,000	8,953
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	8,900	42,540
Zijin Mining Group Co. Ltd. (H Shares)	112,000	44,824
ZTE Corp. (H Shares)	17,200	51,370

TOTAL CHINA		9,789,206

Colombia - 0.1%
Bancolombia SA	4,718	56,514
Cementos Argos SA	8,641	20,253
Ecopetrol SA	76,348	68,414
Grupo de Inversiones Suramerica SA	5,171	54,375
Interconexion Electrica SA ESP	7,981	43,299
Inversiones Argos SA	3,671	18,820

TOTAL COLOMBIA		261,675

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	3,257	73,071
Komercni Banka A/S	1,308	50,410
MONETA Money Bank A/S (b)	6,836	23,461

TOTAL CZECH REPUBLIC		146,942

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A	85	91,038
Series B	92	103,302
Carlsberg A/S Series B	1,789	244,410
Christian Hansen Holding A/S	1,728	151,237
Coloplast A/S Series B	1,912	223,404
Danske Bank A/S	11,061	164,379
DSV de Sammensluttede Vognmaend A/S	2,884	275,754
Genmab A/S (a)	1,067	197,615
H Lundbeck A/S	1,029	39,874
ISS Holdings A/S	2,528	70,959
Novo Nordisk A/S Series B	28,494	1,368,263
Novozymes A/S Series B	3,578	166,176
ORSTED A/S (b)	3,032	276,960
Pandora A/S	1,655	63,739
Tryg A/S	1,795	54,868
Vestas Wind Systems A/S	3,171	260,795
William Demant Holding A/S (a)	1,980	58,512

TOTAL DENMARK		3,811,285

Egypt - 0.0%
Commercial International Bank SAE	20,113	89,324
Commercial International Bank SAE sponsored GDR	4,202	18,069
Eastern Tobacco Co.	12,960	12,396
Elsewedy Electric Co.	7,370	5,477

TOTAL EGYPT		125,266

Finland - 0.7%
Elisa Corp. (A Shares)	2,459	115,635
Fortum Corp.	7,462	171,817
Kone Oyj (B Shares)	5,442	310,854
Metso Corp.	1,515	58,548
Neste Oyj	6,921	229,770
Nokia Corp.	92,212	498,093
Nokian Tyres PLC	1,862	53,530
Nordea Bank ABP (Stockholm Stock Exchange)	50,498	324,065
Orion Oyj (B Shares)	1,635	56,126
Sampo Oyj (A Shares)	7,153	298,285
Stora Enso Oyj (R Shares)	10,144	117,179
UPM-Kymmene Corp.	8,815	238,588
Wartsila Corp.	7,722	97,322

TOTAL FINLAND		2,569,812

France - 6.6%
Accor SA	2,981	132,989
Aeroports de Paris	512	88,248
Air Liquide SA	6,993	967,656
Alstom SA	2,453	106,012
Amundi SA (b)	1,157	79,922
Arkema SA	1,234	111,605
Atos Origin SA	1,528	123,581
AXA SA	31,064	782,448
BIC SA	374	26,042
bioMerieux SA	639	54,149
BNP Paribas SA	18,354	858,968
Bollore SA	13,672	58,905
Bouygues SA	3,753	134,525
Bureau Veritas SA	5,163	129,112
Capgemini SA	2,618	334,009
Carrefour SA	9,701	186,912
Casino Guichard Perrachon SA	805	29,764
CNP Assurances	2,700	55,892
Compagnie de St. Gobain	8,297	319,217
Covivio	715	73,095
Credit Agricole SA	19,407	231,020
Danone SA	10,027	869,671
Dassault Aviation SA	42	57,653
Dassault Systemes SA	2,123	324,322
Edenred SA	3,984	200,403
EDF SA	10,146	125,963
Eiffage SA	1,353	133,841
ENGIE	29,977	461,929
Essilor International SA	4,669	633,927
Eurazeo SA	577	38,740
Eutelsat Communications	2,763	52,976
Faurecia SA	1,176	55,979
Gecina SA	706	108,322
Groupe Eurotunnel SA	6,909	99,810
Hermes International SCA	510	359,405
ICADE	493	42,841
Iliad SA	379	39,354
Imerys SA	503	21,070
Ingenico SA	1,039	98,915
Ipsen SA	612	70,255
JCDecaux SA	1,002	28,973
Kering SA	1,239	643,954
Klepierre SA	3,581	110,362
L'Oreal SA	4,134	1,107,474
Legrand SA	4,404	311,332
LVMH Moet Hennessy Louis Vuitton SE	4,552	1,880,245
Michelin CGDE Series B	2,792	310,465
Natixis SA	14,571	58,746
Orange SA	32,633	483,702
Pernod Ricard SA	3,495	615,359
Peugeot Citroen SA	9,722	229,882
Publicis Groupe SA	3,724	183,764
Remy Cointreau SA	331	49,063
Renault SA	3,197	178,865
Safran SA	5,389	774,636
Sanofi SA	18,598	1,549,805
Sartorius Stedim Biotech	475	76,087
Schneider Electric SA	8,940	771,308
SCOR SE	2,751	113,287
SEB SA	356	57,143
Societe Generale Series A	12,479	305,669
Sodexo SA	1,463	167,865
SR Teleperformance SA	1,000	209,887
Suez Environnement SA	5,958	87,588
Thales SA	1,788	201,989
Total SA	38,946	2,018,578
Ubisoft Entertainment SA (a)	1,398	114,992
Valeo SA	4,187	131,634
Veolia Environnement SA	9,068	229,375
VINCI SA	8,238	847,391
Vivendi SA	15,084	420,455
Wendel SA	469	64,898
Worldline SA (a)(b)	1,388	99,566

TOTAL FRANCE		23,113,786

Germany - 5.2%
adidas AG	2,993	959,352
Allianz SE	6,916	1,604,575
Axel Springer Verlag AG	678	46,872
BASF AG	14,989	995,033
Bayer AG	15,384	996,406
Bayerische Motoren Werke AG (BMW)	5,636	416,956
Beiersdorf AG	1,631	189,579
Brenntag AG	2,913	143,144
Carl Zeiss Meditec AG	600	66,055
Commerzbank AG	16,499	112,563
Continental AG	1,943	266,394
Covestro AG (b)	3,117	141,851
Daimler AG (Germany)	15,237	790,995
Delivery Hero AG (a)(b)	1,882	90,793
Deutsche Bank AG	33,615	261,971
Deutsche Borse AG	3,172	440,345
Deutsche Lufthansa AG	4,439	70,638
Deutsche Post AG	16,380	535,095
Deutsche Telekom AG	54,351	890,328
Deutsche Wohnen AG (Bearer)	5,776	212,410
Drillisch AG	695	21,004
E.ON AG	36,587	364,363
Evonik Industries AG	3,495	100,438
Fraport AG Frankfurt Airport Services Worldwide	740	62,028
Fresenius Medical Care AG & Co. KGaA	3,491	241,789
Fresenius SE & Co. KGaA	6,768	341,194
GEA Group AG	2,513	63,010
Hannover Reuck SE	989	155,136
HeidelbergCement Finance AG	2,573	186,906
Henkel AG & Co. KGaA	1,905	179,356
Hochtief AG	401	45,634
Hugo Boss AG	1,049	66,377
Infineon Technologies AG	21,186	392,411
innogy SE (b)	1,931	93,008
KION Group AG	1,082	58,224
Knorr-Bremse AG	852	86,488
Lanxess AG	1,346	80,670
Merck KGaA	2,259	231,166
Metro Wholesale & Food Specialist AG	3,213	49,795
MTU Aero Engines Holdings AG	833	208,863
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,463	593,841
Puma AG	1,458	102,086
RWE AG	8,982	243,208
SAP SE	16,183	1,978,146
Siemens AG	12,531	1,363,790
Siemens Healthineers AG (b)	2,248	94,104
Symrise AG	2,228	206,289
Telefonica Deutschland Holding AG	18,066	45,618
Thyssenkrupp AG	6,539	84,620
TUI AG	302	3,006
TUI AG (GB)	7,227	71,857
Uniper SE	3,094	95,730
United Internet AG	1,903	57,026
Volkswagen AG	498	85,284
Vonovia SE	8,182	400,884
Wirecard AG	1,900	318,860
Zalando SE (a)(b)	2,083	96,109

TOTAL GERMANY		18,099,673

Greece - 0.1%
Alpha Bank AE (a)	18,308	35,731
EFG Eurobank Ergasias SA (a)	39,127	38,159
Ff Group (a)(d)	256	340
Greek Organization of Football Prognostics SA	4,994	56,279
Hellenic Telecommunications Organization SA	4,813	66,280
Jumbo SA	1,418	27,706
Motor Oil (HELLAS) Corinth Refineries SA	1,107	27,450
National Bank of Greece SA (a)	8,731	25,613

TOTAL GREECE		277,558

Hong Kong - 2.7%
AIA Group Ltd.	199,200	2,038,965
Bank of East Asia Ltd.	20,137	58,069
Beijing Enterprises Holdings Ltd.	6,500	31,734
BOC Hong Kong (Holdings) Ltd.	59,500	226,719
BYD Electronic International Co. Ltd.	11,500	17,960
China Agri-Industries Holdings Ltd.	21,000	6,392
China Everbright International Ltd.	69,888	61,544
China Everbright Ltd.	12,000	15,852
China Jinmao Holdings Group Ltd.	98,000	63,142
China Merchants Holdings International Co. Ltd.	32,131	53,176
China Mobile Ltd.	102,000	867,447
China Overseas Land and Investment Ltd.	64,000	218,180
China Power International Development Ltd.	84,000	21,053
China Resources Beer Holdings Co. Ltd.	26,000	121,822
China Resources Pharmaceutical Group Ltd. (b)	27,000	29,365
China Resources Power Holdings Co. Ltd.	28,000	40,208
China Taiping Insurance Group Ltd.	26,400	72,890
China Unicom Ltd.	96,000	93,529
CITIC Pacific Ltd.	99,000	131,083
CLP Holdings Ltd.	26,500	288,125
CNOOC Ltd.	292,000	481,439
CSPC Pharmaceutical Group Ltd.	80,000	138,830
Far East Horizon Ltd.	30,000	27,903
Fosun International Ltd.	50,500	66,017
Galaxy Entertainment Group Ltd.	36,000	245,063
Guangdong Investment Ltd.	50,000	105,087
Hang Lung Properties Ltd.	33,000	77,684
Hang Seng Bank Ltd.	13,200	313,735
Henderson Land Development Co. Ltd.	25,010	129,355
Hong Kong & China Gas Co. Ltd.	171,121	377,852
Hong Kong Exchanges and Clearing Ltd.	20,218	679,453
Hua Hong Semiconductor Ltd. (b)	5,000	10,304
Hysan Development Co. Ltd.	9,000	42,876
i-CABLE Communications Ltd. (a)	531	6
Lenovo Group Ltd.	130,000	104,605
Link (REIT)	35,500	412,907
MMG Ltd. (a)	40,000	12,415
MTR Corp. Ltd.	25,044	164,351
New World Development Co. Ltd.	105,070	147,938
PCCW Ltd.	61,000	34,789
Power Assets Holdings Ltd.	22,500	160,814
Shanghai Industrial Holdings Ltd.	5,000	10,244
Shenzhen Investment Ltd.	30,000	10,757
Sino Land Ltd.	55,666	90,144
Sino-Ocean Group Holding Ltd.	53,500	21,526
Sinotruk Hong Kong Ltd.	10,000	14,664
SJM Holdings Ltd.	28,000	30,396
Sun Art Retail Group Ltd.	34,500	34,892
Sun Hung Kai Properties Ltd.	26,000	418,999
Swire Pacific Ltd. (A Shares)	7,500	85,486
Swire Properties Ltd.	18,600	67,163
Techtronic Industries Co. Ltd.	23,000	171,043
Vitasoy International Holdings Ltd.	12,000	56,491
Wharf Holdings Ltd.	19,000	46,198
Wheelock and Co. Ltd.	12,000	75,514
Winteam Pharmaceutical Group Ltd.	36,000	16,438
Yuexiu Property Co. Ltd.	110,000	24,866

TOTAL HONG KONG		9,365,499

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	7,645	77,846
OTP Bank PLC	3,452	144,116
Richter Gedeon PLC	2,410	42,413

TOTAL HUNGARY		264,375

India - 2.2%
Adani Ports & Special Economic Zone Ltd. (a)	11,335	61,885
Ambuja Cements Ltd.	13,243	38,611
Ashok Leyland Ltd.	14,204	14,323
Asian Paints Ltd.	4,330	95,259
Aurobindo Pharma Ltd.	4,598	38,053
Avenue Supermarts Ltd. (a)(b)	1,982	42,523
Axis Bank Ltd.	31,056	302,694
Bajaj Auto Ltd.	1,489	54,224
Bajaj Finance Ltd.	2,759	129,588
Bajaj Finserv Ltd.	689	70,764
Bharat Forge Ltd.	3,016	18,429
Bharat Petroleum Corp. Ltd.	10,508	52,454
Bharti Airtel Ltd.	28,282	138,141
Bharti Infratel Ltd.	4,557	16,209
Bosch Ltd. (a)	89	18,597
Britannia Industries Ltd.	756	28,517
Cipla Ltd. (a)	5,668	42,779
Coal India Ltd.	21,423	63,435
Container Corp. of India Ltd.	2,700	20,005
Dabur India Ltd.	11,122	68,652
Divi's Laboratories Ltd.	1,132	26,777
Dr. Reddy's Laboratories Ltd.	1,847	68,658
Eicher Motors Ltd.	237	55,955
GAIL India Ltd. (a)	21,896	40,825
Glenmark Pharmaceuticals Ltd.	3,243	20,002
Godrej Consumer Products Ltd.	5,472	47,458
Grasim Industries Ltd.	4,648	52,969
Havells India Ltd.	3,395	31,702
HCL Technologies Ltd.	8,995	134,714
Hero Motocorp Ltd.	880	29,965
Hindalco Industries Ltd.	24,088	66,257
Hindustan Petroleum Corp. Ltd.	8,365	32,137
Hindustan Unilever Ltd.	10,814	270,596
Housing Development Finance Corp. Ltd.	27,147	833,522
ICICI Bank Ltd.	40,635	249,712
ICICI Lombard General Insurance Co. Ltd. (b)	2,238	39,155
Indiabulls Housing Finance Ltd.	3,899	30,093
Indian Oil Corp. Ltd.	27,552	55,502
Infosys Ltd.	52,497	598,364
Infosys Ltd. sponsored ADR	4,735	53,600
InterGlobe Aviation Ltd. (b)	1,229	27,713
ITC Ltd.	58,686	229,464
JSW Steel Ltd.	16,173	55,499
Larsen & Toubro Ltd.	8,094	162,363
LIC Housing Finance Ltd.	4,908	36,763
Lupin Ltd. (a)	4,076	45,195
Mahindra & Mahindra Financial Services Ltd.	7,101	31,263
Mahindra & Mahindra Ltd.	13,592	107,977
Marico Ltd.	6,091	32,369
Maruti Suzuki India Ltd.	1,797	142,175
Motherson Sumi Systems Ltd.	12,475	19,224
Nestle India Ltd.	357	60,318
NTPC Ltd.	36,688	67,312
Oil & Natural Gas Corp. Ltd.	37,909	76,175
Page Industries Ltd.	79	20,736
Petronet LNG Ltd.	8,132	27,835
Pidilite Industries Ltd.	1,685	30,263
Piramal Enterprises Ltd.	1,451	37,937
Power Grid Corp. of India Ltd.	27,520	84,018
Rec Ltd.	8,804	17,854
Reliance Industries Ltd.	47,425	798,431
Shree Cement Ltd.	142	41,455
Shriram Transport Finance Co. Ltd.	3,097	43,404
State Bank of India (a)	31,178	149,643
Sun Pharmaceutical Industries Ltd.	15,666	96,762
Tata Consultancy Services Ltd.	15,038	480,708
Tata Motors Ltd. (a)	25,706	50,221
Tata Power Co. Ltd.	12,640	11,070
Tata Steel Ltd.	6,621	41,310
Tech Mahindra Ltd.	7,443	68,487
Titan Co. Ltd.	5,387	82,331
Ultratech Cemco Ltd.	1,472	92,571
United Spirits Ltd. (a)	4,092	35,166
UPL Ltd. (a)	10,118	87,130
Vedanta Ltd.	33,209	73,751
Vodafone Idea Ltd. (a)	88,782	8,816
Wipro Ltd.	18,959	72,756
Yes Bank Ltd.	26,543	34,932
Zee Entertainment Enterprises Ltd.	9,467	49,497

TOTAL INDIA		7,683,999

Indonesia - 0.6%
Barito Pacific Tbk PT	78,400	21,619
PT Adaro Energy Tbk	208,200	18,723
PT Astra International Tbk	318,100	157,660
PT Bank Central Asia Tbk	166,900	366,409
PT Bank Mandiri (Persero) Tbk	292,700	164,671
PT Bank Negara Indonesia (Persero) Tbk	141,000	84,529
PT Bank Rakyat Indonesia Tbk	939,300	297,643
PT Bank Tabungan Negara Tbk	60,700	10,548
PT Bumi Serpong Damai Tbk (a)	121,200	12,166
PT Charoen Pokphand Indonesia Tbk	99,400	38,036
PT Gudang Garam Tbk	6,700	35,992
PT Hanjaya Mandala Sampoerna Tbk	129,200	27,789
PT Indah Kiat Pulp & Paper Tbk	39,100	20,634
PT Indocement Tunggal Prakarsa Tbk	30,000	47,660
PT Indofood CBP Sukses Makmur Tbk	40,100	30,499
PT Indofood Sukses Makmur Tbk	59,000	29,623
PT Jasa Marga Tbk	20,400	8,664
PT Kalbe Farma Tbk	362,600	37,888
PT Pabrik Kertas Tjiwi Kimia Tbk	18,200	15,466
PT Pakuwon Jati Tbk	192,000	10,031
PT Perusahaan Gas Negara Tbk Series B	150,600	21,880
PT Semen Gresik (Persero) Tbk	40,400	36,725
PT Surya Citra Media Tbk	93,600	10,292
PT Tambang Batubara Bukit Asam Tbk	41,200	8,007
PT Telekomunikasi Indonesia Tbk Series B	845,500	258,031
PT Unilever Indonesia Tbk	28,000	86,762
PT United Tractors Tbk	31,800	56,326

TOTAL INDONESIA		1,914,273

Ireland - 0.4%
AIB Group PLC	11,448	39,286
Bank Ireland Group PLC	14,705	65,114
CRH PLC	12,275	408,517
CRH PLC sponsored ADR	1,081	36,062
DCC PLC (United Kingdom)	1,535	129,961
James Hardie Industries PLC CDI	7,771	105,102
Kerry Group PLC Class A	2,617	305,346
Kingspan Group PLC (Ireland)	2,578	126,425
Paddy Power Betfair PLC (Ireland)	1,209	95,800
Smurfit Kappa Group PLC	3,915	123,603

TOTAL IRELAND		1,435,216

Isle of Man - 0.1%
Gaming VC Holdings SA	8,500	61,153
Genting Singapore Ltd.	113,600	75,596
NEPI Rockcastle PLC	5,366	48,267

TOTAL ISLE OF MAN		185,016

Israel - 0.4%
Azrieli Group	571	40,197
Bank Hapoalim BM (Reg.) (a)	19,141	145,488
Bank Leumi le-Israel BM	25,073	183,293
Check Point Software Technologies Ltd. (a)	2,149	240,581
CyberArk Software Ltd. (a)	604	83,884
Elbit Systems Ltd. (Israel)	416	66,912
Israel Chemicals Ltd.	12,468	67,605
Israel Discount Bank Ltd. (Class A)	17,793	77,325
Mizrahi Tefahot Bank Ltd. (a)	1,808	43,508
NICE Systems Ltd. (a)	871	133,672
NICE Systems Ltd. sponsored ADR (a)	117	17,868
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	18,097	143,509
Wix.com Ltd. (a)	811	120,450

TOTAL ISRAEL		1,364,292

Italy - 1.2%
Assicurazioni Generali SpA	17,962	334,845
Atlantia SpA	8,306	213,870
Davide Campari-Milano SpA	9,036	84,224
Enel SpA	134,621	920,892
Eni SpA	41,361	646,113
FinecoBank SpA	10,005	99,591
Intesa Sanpaolo SpA	241,478	523,743
Leonardo SpA	6,854	83,765
Mediobanca SpA	9,283	93,041
Moncler SpA	3,154	129,778
Pirelli & C. SpA (b)	5,430	32,123
Poste Italiane SpA (b)	8,885	95,013
Prysmian SpA	3,709	76,656
Recordati SpA	1,657	74,344
Snam Rete Gas SpA	33,964	166,898
Telecom Italia SpA (a)	128,554	72,276
Terna SpA	23,376	142,428
UniCredit SpA	32,804	386,962

TOTAL ITALY		4,176,562

Japan - 15.6%
ABC-MART, Inc.	700	44,397
ACOM Co. Ltd.	9,500	33,707
Advantest Corp.	3,200	123,228
AEON Co. Ltd.	11,200	193,807
AEON Financial Service Co. Ltd.	1,600	25,944
AEON MALL Co. Ltd.	1,500	23,123
Agc, Inc.	2,900	88,827
Air Water, Inc.	2,000	32,852
Aisin Seiki Co. Ltd.	2,600	84,723
Ajinomoto Co., Inc.	6,900	123,637
Alfresa Holdings Corp.	3,000	72,828
All Nippon Airways Ltd.	1,600	53,703
Alps Electric Co. Ltd.	3,600	65,536
Amada Holdings Co. Ltd.	6,900	75,863
Aozora Bank Ltd.	1,800	41,252
Asahi Group Holdings	6,100	264,221
ASAHI INTECC Co. Ltd.	3,000	79,143
Asahi Kasei Corp.	20,700	210,579
Astellas Pharma, Inc.	30,800	436,495
Bandai Namco Holdings, Inc.	3,000	162,699
Bank of Kyoto Ltd.	700	27,250
Benesse Holdings, Inc.	900	21,170
Bridgestone Corp.	9,100	341,619
Brother Industries Ltd.	3,500	62,575
Calbee, Inc.	1,100	31,244
Canon, Inc.	16,300	442,076
Casio Computer Co. Ltd.	2,800	31,943
Central Japan Railway Co.	2,400	482,431
Chiba Bank Ltd.	8,400	41,545
Chubu Electric Power Co., Inc.	10,900	153,868
Chugai Pharmaceutical Co. Ltd.	3,700	264,724
Chugoku Electric Power Co., Inc.	3,800	47,469
Coca-Cola West Co. Ltd.	1,800	44,557
Concordia Financial Group Ltd.	21,800	76,765
Credit Saison Co. Ltd.	2,600	31,609
CyberAgent, Inc.	1,600	64,199
Dai Nippon Printing Co. Ltd.	4,400	92,288
Dai-ichi Mutual Life Insurance Co.	18,100	266,089
Daicel Chemical Industries Ltd.	3,700	31,494
Daifuku Co. Ltd.	1,800	99,439
Daiichi Sankyo Kabushiki Kaisha	9,500	577,287
Daikin Industries Ltd.	4,100	508,879
Dainippon Sumitomo Pharma Co. Ltd.	2,900	53,257
Daito Trust Construction Co. Ltd.	1,200	155,253
Daiwa House Industry Co. Ltd.	9,400	267,258
Daiwa House REIT Investment Corp.	28	68,591
Daiwa Securities Group, Inc.	24,100	103,908
DENSO Corp.	7,200	305,607
Dentsu, Inc.	3,700	122,307
Disco Corp.	400	74,382
East Japan Railway Co.	5,000	458,375
Eisai Co. Ltd.	4,100	221,596
Electric Power Development Co. Ltd.	2,800	62,980
FamilyMart Co. Ltd.	4,500	96,074
Fanuc Corp.	3,200	568,725
Fast Retailing Co. Ltd.	900	539,842
Fuji Electric Co. Ltd.	2,200	67,210
Fujifilm Holdings Corp.	5,800	274,911
Fujitsu Ltd.	3,200	249,723
Fukuoka Financial Group, Inc.	2,500	45,781
GMO Payment Gateway, Inc.	600	43,956
Hakuhodo DY Holdings, Inc.	3,700	58,430
Hamamatsu Photonics K.K.	2,300	85,941
Hankyu Hanshin Holdings, Inc.	4,000	141,006
Hikari Tsushin, Inc.	300	66,486
Hino Motors Ltd.	5,800	46,529
Hirose Electric Co. Ltd.	500	52,716
Hisamitsu Pharmaceutical Co., Inc.	800	32,393
Hitachi Chemical Co. Ltd.	1,400	38,581
Hitachi Construction Machinery Co. Ltd.	1,600	37,522
Hitachi High-Technologies Corp.	1,200	61,219
Hitachi Ltd.	16,200	574,368
Hitachi Metals Ltd.	2,900	30,762
Honda Motor Co. Ltd.	26,600	661,822
Hoshizaki Corp.	800	56,770
Hoya Corp.	6,200	479,005
Hulic Co. Ltd.	4,000	34,488
Idemitsu Kosan Co. Ltd.	2,966	81,735
IHI Corp.	2,700	64,337
Iida Group Holdings Co. Ltd.	2,100	34,630
INPEX Corp.	17,200	150,850
Isetan Mitsukoshi Holdings Ltd.	5,300	42,134
Isuzu Motors Ltd.	9,100	100,695
Itochu Corp.	21,700	413,184
ITOCHU Techno-Solutions Corp.	1,600	41,342
J. Front Retailing Co. Ltd.	3,700	43,437
Japan Airlines Co. Ltd.	1,900	59,852
Japan Airport Terminal Co. Ltd.	700	29,148
Japan Exchange Group, Inc.	8,800	129,666
Japan Post Bank Co. Ltd.	5,600	54,461
Japan Post Holdings Co. Ltd.	24,900	244,083
Japan Prime Realty Investment Corp.	12	53,112
Japan Real Estate Investment Corp.	23	143,975
Japan Retail Fund Investment Corp.	41	82,460
Japan Tobacco, Inc.	20,000	440,675
JFE Holdings, Inc.	8,500	112,378
JGC Corp.	4,000	52,078
JSR Corp.	2,700	44,897
JTEKT Corp.	2,700	32,013
JX Holdings, Inc.	53,000	249,409
Kajima Corp.	8,300	106,745
Kakaku.com, Inc.	2,200	46,026
Kamigumi Co. Ltd.	2,200	50,758
Kaneka Corp.	600	22,419
Kansai Electric Power Co., Inc.	11,800	145,725
Kansai Paint Co. Ltd.	2,600	51,527
Kao Corp.	8,200	598,442
Kawasaki Heavy Industries Ltd.	2,200	47,867
KDDI Corp.	28,900	754,044
Keihan Electric Railway Co., Ltd.	1,700	69,225
Keihin Electric Express Railway Co. Ltd.	3,900	65,819
Keio Corp.	1,600	99,005
Keisei Electric Railway Co.	2,300	84,542
Keyence Corp.	1,500	870,438
Kikkoman Corp.	2,500	113,657
Kintetsu Group Holdings Co. Ltd.	2,900	138,083
Kirin Holdings Co. Ltd.	13,700	297,129
Kobayashi Pharmaceutical Co. Ltd.	900	64,528
Kobe Steel Ltd.	4,300	27,590
Koito Manufacturing Co. Ltd.	1,600	80,743
Komatsu Ltd.	15,200	339,878
Konami Holdings Corp.	1,400	59,402
Konica Minolta, Inc.	7,700	63,811
Kose Corp.	600	102,638
Kubota Corp.	17,200	265,319
Kuraray Co. Ltd.	4,900	57,951
Kurita Water Industries Ltd.	1,300	33,077
Kyocera Corp.	5,300	323,021
Kyowa Hakko Kirin Co., Ltd.	4,100	67,572
Kyushu Electric Power Co., Inc.	6,900	68,689
Kyushu Railway Co.	2,900	82,903
Lawson, Inc.	700	35,068
LINE Corp. (a)	900	28,615
Lion Corp.	3,500	69,073
LIXIL Group Corp.	4,300	74,704
M3, Inc.	7,400	150,734
Makita Corp.	3,900	128,877
Marubeni Corp.	27,100	175,678
Marui Group Co. Ltd.	3,000	64,815
Maruichi Steel Tube Ltd.	700	18,493
Mazda Motor Corp.	10,500	101,584
McDonald's Holdings Co. (Japan) Ltd.	900	40,495
Mebuki Financial Group, Inc.	19,000	46,980
Medipal Holdings Corp.	3,400	72,632
Meiji Holdings Co. Ltd.	2,000	138,890
Mercari, Inc. (a)	1,300	35,024
Minebea Mitsumi, Inc.	5,700	97,285
Misumi Group, Inc.	4,500	102,335
Mitsubishi Chemical Holdings Corp.	21,600	153,349
Mitsubishi Corp.	22,000	590,750
Mitsubishi Electric Corp.	29,800	389,210
Mitsubishi Estate Co. Ltd.	19,400	357,095
Mitsubishi Gas Chemical Co., Inc.	2,400	32,165
Mitsubishi Heavy Industries Ltd.	5,300	218,631
Mitsubishi Materials Corp.	1,700	46,760
Mitsubishi Motors Corp. of Japan	9,400	41,365
Mitsubishi Tanabe Pharma Corp.	4,200	47,756
Mitsubishi UFJ Financial Group, Inc.	197,500	975,453
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,700	35,782
Mitsui & Co. Ltd.	27,200	442,187
Mitsui Chemicals, Inc.	2,800	64,029
Mitsui Fudosan Co. Ltd.	14,800	334,098
Mitsui OSK Lines Ltd.	1,900	46,599
Mizuho Financial Group, Inc.	397,700	564,464
MonotaRO Co. Ltd.	2,000	44,048
MS&AD Insurance Group Holdings, Inc.	7,600	249,117
Murata Manufacturing Co. Ltd.	9,400	430,437
Nabtesco Corp.	1,800	48,992
Nagoya Railroad Co. Ltd.	2,800	77,342
NEC Corp.	4,400	179,869
New Hampshire Foods Ltd.	1,600	59,341
Nexon Co. Ltd. (a)	8,200	130,549
NGK Insulators Ltd.	5,400	80,313
NGK Spark Plug Co. Ltd.	3,000	57,524
Nidec Corp.	3,600	486,938
Nikon Corp.	5,300	71,559
Nintendo Co. Ltd.	1,900	698,997
Nippon Building Fund, Inc.	22	154,499
Nippon Electric Glass Co. Ltd.	1,200	26,836
Nippon Express Co. Ltd.	1,200	67,633
Nippon Paint Holdings Co. Ltd.	2,300	100,529
Nippon Prologis REIT, Inc.	36	86,600
Nippon Steel & Sumitomo Metal Corp.	13,400	209,940
Nippon Telegraph & Telephone Corp.	10,500	473,876
Nippon Yusen KK	2,200	36,653
Nissan Chemical Corp.	2,400	104,955
Nissan Motor Co. Ltd.	38,100	247,647
Nisshin Seifun Group, Inc.	3,000	56,695
Nissin Food Holdings Co. Ltd.	1,200	74,897
Nitori Holdings Co. Ltd.	1,300	176,018
Nitto Denko Corp.	2,900	142,825
NKSJ Holdings, Inc.	5,600	231,913
Nomura Holdings, Inc.	57,200	183,853
Nomura Real Estate Holdings, Inc.	2,000	40,757
Nomura Real Estate Master Fund, Inc.	60	95,358
Nomura Research Institute Ltd.	5,100	90,899
NSK Ltd.	5,300	44,813
NTT Data Corp.	9,900	129,990
NTT DOCOMO, Inc.	21,800	522,707
Obayashi Corp.	10,400	98,499
OBIC Co. Ltd.	1,100	117,998
Odakyu Electric Railway Co. Ltd.	5,000	111,631
Oji Holdings Corp.	13,500	69,812
Olympus Corp.	18,900	206,064
OMRON Corp.	3,300	157,002
Ono Pharmaceutical Co. Ltd.	6,200	113,012
Oracle Corp. Japan	700	58,424
Oriental Land Co. Ltd.	3,300	438,018
ORIX Corp.	21,200	304,291
Osaka Gas Co. Ltd.	6,800	124,920
Otsuka Corp.	1,800	71,560
Otsuka Holdings Co. Ltd.	6,600	242,715
Pan Pacific International Hold	1,800	115,158
Panasonic Corp.	37,400	315,363
Park24 Co. Ltd.	1,700	37,175
PeptiDream, Inc. (a)	1,500	84,245
Persol Holdings Co., Ltd.	2,600	63,500
Pigeon Corp.	1,800	66,513
Pola Orbis Holdings, Inc.	1,300	32,778
Rakuten, Inc.	14,800	150,948
Recruit Holdings Co. Ltd.	19,800	670,477
Renesas Electronics Corp. (a)	11,600	69,201
Resona Holdings, Inc.	35,100	143,091
Ricoh Co. Ltd.	11,500	105,333
Rinnai Corp.	600	40,647
ROHM Co. Ltd.	1,500	105,754
Ryohin Keikaku Co. Ltd.	400	71,440
Sankyo Co. Ltd. (Gunma)	600	20,737
Santen Pharmaceutical Co. Ltd.	5,800	93,885
SBI Holdings, Inc. Japan	4,200	96,285
Secom Co. Ltd.	3,400	266,462
Sega Sammy Holdings, Inc.	2,300	29,683
Seibu Holdings, Inc.	3,000	47,403
Seiko Epson Corp.	4,400	64,749
Sekisui Chemical Co. Ltd.	7,100	105,792
Sekisui House Ltd.	10,600	178,222
Seven & i Holdings Co. Ltd.	12,500	426,599
Seven Bank Ltd.	9,200	24,947
SG Holdings Co. Ltd.	2,500	66,343
Sharp Corp.	2,800	35,492
Shimadzu Corp.	3,500	84,870
Shimamura Co. Ltd.	300	21,289
SHIMANO, Inc.	1,300	184,383
SHIMIZU Corp.	10,200	82,083
Shin-Etsu Chemical Co. Ltd.	5,900	600,714
Shinsei Bank Ltd.	2,900	43,804
Shionogi & Co. Ltd.	4,400	243,606
Shiseido Co. Ltd.	6,600	485,658
Shizuoka Bank Ltd.	8,300	57,388
Showa Denko K.K.	2,200	59,020
SMC Corp.	900	329,755
SoftBank Corp.	27,200	1,388,782
SoftBank Corp.	27,200	367,284
Sohgo Security Services Co., Ltd.	1,100	53,589
Sony Corp.	20,900	1,188,665
Sony Financial Holdings, Inc.	2,500	60,567
Stanley Electric Co. Ltd.	2,500	62,230
Subaru Corp.	10,200	237,724
Sumco Corp.	4,600	60,287
Sumitomo Chemical Co. Ltd.	26,300	119,934
Sumitomo Corp.	19,600	290,838
Sumitomo Electric Industries Ltd.	13,300	164,560
Sumitomo Heavy Industries Ltd.	2,200	70,925
Sumitomo Metal Mining Co. Ltd.	3,700	105,095
Sumitomo Mitsui Financial Group, Inc.	21,100	737,863
Sumitomo Mitsui Trust Holdings, Inc.	5,600	191,399
Sumitomo Realty & Development Co. Ltd.	5,600	203,767
Sumitomo Rubber Industries Ltd.	2,700	29,608
Sundrug Co. Ltd.	900	25,025
Suntory Beverage & Food Ltd.	2,200	87,664
Suzuken Co. Ltd.	1,300	72,056
Suzuki Motor Corp.	6,000	234,651
Sysmex Corp.	2,800	204,460
T&D Holdings, Inc.	10,000	112,298
Taiheiyo Cement Corp.	2,300	64,596
Taisei Corp.	3,600	124,203
Taisho Pharmaceutical Holdings Co. Ltd.	600	45,942
Taiyo Nippon Sanso Corp.	1,900	39,139
Takeda Pharmaceutical Co. Ltd.	24,777	852,723
TDK Corp.	2,200	168,910
Teijin Ltd.	2,400	41,522
Terumo Corp.	10,600	308,517
THK Co. Ltd.	1,700	43,348
Tobu Railway Co. Ltd.	3,600	102,353
Toho Co. Ltd.	1,800	69,889
Toho Gas Co. Ltd.	1,100	42,012
Tohoku Electric Power Co., Inc.	6,400	64,182
Tokio Marine Holdings, Inc.	10,500	557,351
Tokyo Century Corp.	700	29,116
Tokyo Electric Power Co., Inc. (a)	25,300	121,702
Tokyo Electron Ltd.	2,600	440,368
Tokyo Gas Co. Ltd.	6,500	162,251
Tokyu Corp.	8,400	147,091
Tokyu Fudosan Holdings Corp.	10,400	60,165
Toppan Printing Co. Ltd.	4,700	76,393
Toray Industries, Inc.	23,400	160,980
Toshiba Corp.	9,000	288,308
Tosoh Corp.	3,700	51,859
Toto Ltd.	2,200	88,091
Toyo Seikan Group Holdings Ltd.	2,000	34,913
Toyo Suisan Kaisha Ltd.	1,400	56,559
Toyoda Gosei Co. Ltd.	1,000	18,476
Toyota Industries Corp.	2,400	125,085
Toyota Motor Corp.	37,300	2,410,074
Toyota Tsusho Corp.	3,700	107,100
Trend Micro, Inc.	2,100	91,564
Tsuruha Holdings, Inc.	600	61,384
Unicharm Corp.	6,800	193,643
United Urban Investment Corp.	48	81,228
USS Co. Ltd.	4,100	81,668
Welcia Holdings Co. Ltd.	600	28,017
West Japan Railway Co.	2,700	221,014
Yahoo! Japan Corp.	43,900	128,580
Yakult Honsha Co. Ltd.	2,100	119,101
Yamada Denki Co. Ltd.	10,200	45,098
Yamaha Corp.	2,500	117,856
Yamaha Motor Co. Ltd.	4,200	73,647
Yamato Holdings Co. Ltd.	5,600	109,942
Yamazaki Baking Co. Ltd.	1,700	25,971
Yaskawa Electric Corp.	4,200	138,986
Yokogawa Electric Corp.	3,700	66,218
Yokohama Rubber Co. Ltd.	1,600	29,438
Zozo, Inc.	3,600	68,267

TOTAL JAPAN		54,238,725

Korea (South) - 2.8%
AMOREPACIFIC Corp.	499	58,389
AMOREPACIFIC Group, Inc.	373	17,922
BGF Retail Co. Ltd.	113	19,334
BS Financial Group, Inc.	3,301	19,391
Celltrion Healthcare Co. Ltd.	659	25,386
Celltrion Pharm, Inc. (a)	261	7,820
Celltrion, Inc. (a)	1,479	210,216
Cheil Industries, Inc.	1,309	100,480
Cheil Worldwide, Inc.	1,027	23,200
CJ CheilJedang Corp.	137	32,778
CJ Corp.	198	15,468
CJ O Shopping Co. Ltd.	213	29,554
Daelim Industrial Co.	589	52,111
Daewoo Engineering & Construction Co. Ltd. (a)	2,565	8,805
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	518	12,696
Db Insurance Co. Ltd.	1,087	51,230
Doosan Bobcat, Inc.	495	14,892
E-Mart Co. Ltd.	363	37,056
Fila Korea Ltd.	906	51,053
GS Engineering & Construction Corp.	814	23,088
GS Holdings Corp.	640	27,002
GS Retail Co. Ltd.	369	11,559
Hana Financial Group, Inc.	4,669	136,095
Hankook Tire Co. Ltd.	1,203	31,226
Hanmi Pharm Co. Ltd.	107	25,949
Hanmi Science Co. Ltd.	204	8,023
Hanon Systems	2,484	24,328
Hanwha Chemical Corp.	1,727	26,913
Hanwha Corp.	731	14,572
Hanwha Life Insurance Co. Ltd.	2,972	6,541
HDC Hyundai Development Co.	456	14,227
HLB, Inc. (a)	474	10,718
Hotel Shilla Co.	466	30,583
Hyundai Department Store Co. Ltd.	150	9,318
Hyundai Engineering & Construction Co. Ltd.	1,574	56,543
Hyundai Fire & Marine Insurance Co. Ltd.	900	21,134
Hyundai Glovis Co. Ltd.	317	40,906
Hyundai Heavy Industries Co. Ltd. (a)	592	53,524
Hyundai Mobis	1,152	232,142
Hyundai Motor Co.	1,393	147,569
Hyundai Robotics Co. Ltd.	135	36,859
Hyundai Steel Co.	1,066	34,597
Industrial Bank of Korea	3,595	39,655
ING Life Insurance Korea Ltd. (b)	466	11,086
Kakao Corp.	776	82,322
Kangwon Land, Inc.	1,580	40,821
KB Financial Group, Inc.	6,811	247,854
KCC Corp.	82	16,742
Kia Motors Corp.	4,535	166,353
Korea Aerospace Industries Ltd.	1,194	36,906
Korea Electric Power Corp. (a)	3,788	88,809
Korea Express Co. Ltd. (a)	114	13,107
Korea Gas Corp.	377	13,515
Korea Investment Holdings Co. Ltd.	744	46,223
Korea Zinc Co. Ltd.	142	52,686
Korean Air Lines Co. Ltd.	866	18,521
KT&G Corp.	1,844	149,117
Kumho Petro Chemical Co. Ltd.	268	18,302
LG Chemical Ltd.	720	202,791
LG Corp.	1,427	84,772
LG Display Co. Ltd. (a)	3,237	39,167
LG Electronics, Inc.	1,944	106,010
LG Household & Health Care Ltd.	173	182,417
LG Innotek Co. Ltd.	250	23,509
LG Telecom Ltd.	1,777	19,379
Lotte Chemical Corp.	279	54,299
Lotte Confectionery Co. Ltd.	319	9,088
Lotte Shopping Co. Ltd.	145	16,514
Medy-Tox, Inc.	62	21,651
Meritz Securities Co. Ltd.	5,373	22,747
Mirae Asset Daewoo Co. Ltd.	6,523	41,011
NAVER Corp.	2,378	274,744
NCSOFT Corp.	254	102,784
Netmarble Corp. (a)(b)	486	36,901
Oci Co. Ltd.	238	14,965
Orion Corp./Republic of Korea	309	20,924
Ottogi Corp.	18	9,761
Pearl Abyss Corp. (a)	89	12,799
POSCO	1,386	260,153
POSCO Chemtech Co. Ltd.	330	13,394
Posco International Corp.	544	8,528
S-Oil Corp.	899	70,728
S1 Corp.	306	26,754
Samsung Biologics Co. Ltd. (a)(b)	244	57,121
Samsung Card Co. Ltd.	466	14,153
Samsung Electro-Mechanics Co. Ltd.	863	65,885
Samsung Electronics Co. Ltd.	77,570	2,925,750
Samsung Engineering Co. Ltd. (a)	2,035	27,959
Samsung Fire & Marine Insurance Co. Ltd.	566	125,127
Samsung Heavy Industries Co. Ltd. (a)	5,973	35,236
Samsung Life Insurance Co. Ltd.	1,324	84,642
Samsung SDI Co. Ltd.	986	204,485
Samsung SDS Co. Ltd.	665	115,833
Samsung Securities Co. Ltd.	877	26,830
Shinhan Financial Group Co. Ltd.	7,685	280,323
Shinsegae Co. Ltd.	98	20,758
SillaJen, Inc. (a)	1,021	37,581
SK C&C Co. Ltd.	669	123,876
SK Energy Co. Ltd.	849	121,486
SK Hynix, Inc.	9,004	573,991
SK Telecom Co. Ltd.	330	68,793
STX Pan Ocean Co. Ltd. (Korea) (a)	2,748	11,058
ViroMed Co. Ltd. (a)	323	53,154
ViroMed Co. Ltd. rights 8/6/19 (a)	12	621
Woongjin Coway Co. Ltd.	831	58,454
Woori Financial Group, Inc. (a)	8,931	98,253
Woori Investment & Securities Co. Ltd.	2,248	24,542
Yuhan Corp.	142	25,756

TOTAL KOREA (SOUTH)		9,710,673

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	11,230	180,482
Aroundtown SA	14,986	119,975
Eurofins Scientific SA	177	75,632
Globant SA (a)	523	55,438
Millicom International Cellular SA (depository receipt)	1,018	52,348
Reinet Investments SCA	2,394	42,075
RTL Group SA	532	26,242
SES SA (France) (depositary receipt)	6,455	106,899
Tenaris SA	8,516	106,697

TOTAL LUXEMBOURG		765,788

Malaysia - 0.5%
AirAsia Group BHD	23,400	11,075
Alliance Bank Malaysia Bhd	16,600	14,766
AMMB Holdings Bhd	27,600	28,232
Axiata Group Bhd	50,218	60,979
British American Tobacco (Malaysia) Bhd	2,200	12,015
Bumiputra-Commerce Holdings Bhd	70,540	86,556
Dialog Group Bhd	51,900	43,295
DiGi.com Bhd	63,700	76,993
Fraser & Neave Holdings BHD	2,500	20,886
Gamuda Bhd	31,100	27,869
Genting Bhd	29,900	49,654
Genting Malaysia Bhd	38,400	35,872
Genting Plantations Bhd	1,900	4,466
Hap Seng Consolidated Bhd	8,000	19,160
Hartalega Holdings Bhd	20,300	24,304
Hong Leong Bank Bhd	10,900	47,337
Hong Leong Credit Bhd	3,600	15,670
IHH Healthcare Bhd	34,400	47,629
IJM Corp. Bhd	42,700	24,030
IOI Corp. Bhd	25,600	25,927
Kuala Lumpur Kepong Bhd	5,500	31,441
Malayan Banking Bhd	56,199	117,559
Malaysia Airports Holdings Bhd	12,700	25,725
Maxis Bhd	49,600	68,161
MISC Bhd	18,900	32,972
Nestle (Malaysia) BHD	1,100	39,588
Petronas Chemicals Group Bhd	35,000	63,432
Petronas Dagangan Bhd	2,700	15,330
Petronas Gas Bhd	9,500	36,974
PPB Group Bhd	7,640	34,622
Press Metal Bhd	19,800	21,775
Public Bank Bhd	53,400	282,881
QL Resources Bhd	9,800	16,301
RHB Capital Bhd	36,200	48,190
Sime Darby Bhd	72,400	38,289
Sime Darby Plantation Bhd	32,200	35,893
Sime Darby Property Bhd	35,100	8,287
SP Setia Bhd	21,277	10,071
Telekom Malaysia Bhd	19,300	19,088
Tenaga Nasional Bhd	49,000	163,573
Top Glove Corp. Bhd	20,200	22,166
Westports Holdings Bhd	20,400	19,735
YTL Corp. Bhd	34,500	8,585

TOTAL MALAYSIA		1,837,353

Mauritius - 0.0%
Golden Agri-Resources Ltd.	99,100	21,167
Mexico - 0.6%
Alfa SA de CV Series A	43,200	37,421
Alsea S.A.B. de CV (a)	6,900	14,067
America Movil S.A.B. de CV Series L	564,300	396,935
Banco Santander Mexico SA	28,285	40,412
CEMEX S.A.B. de CV unit	270,780	96,224
Coca-Cola FEMSA S.A.B. de CV unit	8,400	51,617
El Puerto de Liverpool S.A.B. Dcv Class C	2,500	12,143
Embotelladoras Arca S.A.B. de CV	6,100	32,445
Fibra Uno Administracion SA de CV	49,800	64,005
Fomento Economico Mexicano S.A.B. de CV unit	33,500	303,644
Gruma S.A.B. de CV Series B	2,975	27,265
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	5,600	56,197
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	3,545	53,821
Grupo Bimbo S.A.B. de CV Series A	25,400	48,378
Grupo Carso SA de CV Series A1	6,600	21,287
Grupo Financiero Banorte S.A.B. de CV Series O	43,100	216,987
Grupo Financiero Inbursa S.A.B. de CV Series O	43,900	53,879
Grupo Mexico SA de CV Series B	60,600	148,277
Grupo Televisa SA de CV	36,500	69,195
Industrias Penoles SA de CV	1,815	16,801
Infraestructura Energetica Nova S.A.B. de CV	10,800	41,709
Kimberly-Clark de Mexico SA de CV Series A	31,500	65,470
Megacable Holdings S.A.B. de CV unit	4,100	17,464
Mexichem S.A.B. de CV	17,800	32,611
Promotora y Operadora de Infraestructura S.A.B. de CV	3,475	31,302
Wal-Mart de Mexico SA de CV Series V	88,800	261,992

TOTAL MEXICO		2,211,548

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	38,000	38,522
HKT Trust/HKT Ltd. unit	59,000	94,249

TOTAL MULTI-NATIONAL		132,771

Netherlands - 3.2%
ABN AMRO Group NV GDR (b)	6,815	136,419
Adyen BV (a)(b)	166	126,244
AEGON NV	31,190	153,702
AerCap Holdings NV (a)	2,325	126,782
Airbus Group NV	9,583	1,354,662
Akzo Nobel NV	3,856	364,751
ASML Holding NV (Netherlands)	6,967	1,552,416
CNH Industrial NV	15,782	160,276
EXOR NV	1,822	126,987
Ferrari NV	1,973	318,116
Fiat Chrysler Automobiles NV (Italy)	17,933	238,937
Heineken Holding NV	1,913	194,192
Heineken NV (Bearer)	4,204	451,980
ING Groep NV (Certificaten Van Aandelen)	64,772	718,694
Koninklijke Ahold Delhaize NV	19,312	438,632
Koninklijke DSM NV	3,029	375,257
Koninklijke KPN NV	58,836	167,768
Koninklijke Philips Electronics NV	15,290	717,264
NN Group NV	5,083	191,483
NXP Semiconductors NV	4,825	498,857
QIAGEN NV (Germany) (a)	4,305	164,319
Randstad NV	2,186	110,202
STMicroelectronics NV (France)	11,521	211,144
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	2,282	305,667
Unilever NV	23,981	1,390,026
Vopak NV	1,082	53,421
Wolters Kluwer NV	4,691	340,449
X5 Retail Group NV GDR	2,182	72,011

TOTAL NETHERLANDS		11,060,658

New Zealand - 0.2%
Auckland International Airport Ltd.	15,837	96,480
Fisher & Paykel Healthcare Corp.	8,684	93,603
Fletcher Building Ltd.	15,697	51,019
Meridian Energy Ltd.	17,677	54,409
Ryman Healthcare Group Ltd.	6,424	54,166
Spark New Zealand Ltd.	27,995	72,976
The a2 Milk Co. Ltd. (a)	12,590	147,934

TOTAL NEW ZEALAND		570,587

Norway - 0.4%
Aker Bp ASA	1,606	45,695
DNB ASA	15,447	276,873
Equinor ASA	16,614	298,072
Gjensidige Forsikring ASA	3,407	66,337
Marine Harvest ASA	7,453	179,324
Norsk Hydro ASA	20,893	71,063
Orkla ASA	12,173	103,742
Schibsted ASA (B Shares)	1,580	40,817
Telenor ASA	12,360	251,336
Yara International ASA	2,989	140,595

TOTAL NORWAY		1,473,854

Pakistan - 0.0%
Habib Bank Ltd.	5,100	3,844
MCB Bank Ltd.	2,900	3,176
Oil & Gas Development Co. Ltd.	7,600	6,031

TOTAL PAKISTAN		13,051

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	23,941	115,931
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	3,964	60,411
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	27,490	28,468
Aboitiz Power Corp.	23,800	16,500
Alliance Global Group, Inc.	65,700	20,030
Ayala Corp.	5,300	99,362
Ayala Land, Inc.	130,300	126,897
Bank of the Philippine Islands (BPI)	13,010	22,903
BDO Unibank, Inc.	29,510	84,750
DMCI Holdings, Inc.	56,200	11,168
Globe Telecom, Inc.	475	19,996
GT Capital Holdings, Inc.	1,547	28,054
International Container Terminal Services, Inc.	15,330	40,526
JG Summit Holdings, Inc.	47,720	60,867
Jollibee Food Corp.	7,220	36,645
Manila Electric Co.	2,540	18,152
Megaworld Corp.	204,000	24,467
Metro Pacific Investments Corp.	171,400	16,092
Metropolitan Bank & Trust Co.	21,090	31,311
Philippine Long Distance Telephone Co.	1,045	23,423
Robinsons Land Corp.	40,000	21,343
Security Bank Corp.	3,710	13,271
SM Investments Corp.	4,700	91,800
SM Prime Holdings, Inc.	178,100	127,177
Universal Robina Corp.	15,300	47,886

TOTAL PHILIPPINES		1,011,088

Poland - 0.3%
Alior Bank SA (a)	1,294	15,664
Bank Millennium SA (a)	7,335	14,316
Bank Polska Kasa Opieki SA	2,743	72,999
Bank Zachodni WBK SA	696	58,791
BRE Bank SA (a)	212	19,111
CD Projekt RED SA	1,007	59,756
Cyfrowy Polsat SA	4,286	33,218
Dino Polska SA (a)(b)	906	34,151
Grupa Lotos SA	1,292	29,134
Jastrzebska Spolka Weglowa SA	644	6,500
KGHM Polska Miedz SA (Bearer) (a)	2,278	55,481
LPP SA	21	42,504
NG2 SA	383	14,822
Polish Oil & Gas Co. SA	34,272	49,782
Polska Grupa Energetyczna SA (a)	13,686	31,377
Polski Koncern Naftowy Orlen SA	5,144	129,212
Powszechna Kasa Oszczednosci Bank SA	14,778	155,827
Powszechny Zaklad Ubezpieczen SA	9,524	102,736
Telekomunikacja Polska SA (a)	9,824	17,134

TOTAL POLAND		942,515

Portugal - 0.1%
Energias de Portugal SA	44,763	164,564
Galp Energia SGPS SA Class B	8,496	132,267
Jeronimo Martins SGPS SA	4,080	65,964

TOTAL PORTUGAL		362,795

Qatar - 0.3%
Barwa Real Estate Co. (a)	26,040	25,534
Industries Qatar QSC (a)	31,938	98,514
Masraf al Rayan (a)	62,060	65,286
Mesaieed Petrochemical Holding Co. (a)	66,730	47,654
Qatar Electricity & Water Co. (a)	10,332	44,299
Qatar Fuel Co. (a)	7,520	43,686
Qatar Insurance Co. SAQ (a)	20,480	19,632
Qatar Islamic Bank (a)	18,260	82,504
Qatar National Bank SAQ (a)	76,122	407,922
Qatar Telecom (Qtel) Q.S.C. (a)	11,600	22,781
The Commercial Bank of Qatar (a)	29,290	38,616

TOTAL QATAR		896,428

Russia - 1.0%
Alrosa Co. Ltd.	39,460	50,528
Gazprom OAO	152,390	564,823
Gazprom OAO sponsored ADR (Reg. S)	12,184	89,479
Inter Rao Ues JSC	725,000	50,934
Lukoil PJSC	6,871	562,032
Lukoil PJSC sponsored ADR	44	3,622
Magnit OJSC GDR (Reg. S)	5,537	80,287
Magnitogorsk Iron & Steel Works PJSC	32,900	22,165
MMC Norilsk Nickel PJSC	880	202,498
MMC Norilsk Nickel PJSC sponsored ADR	1,346	31,120
Mobile TeleSystems OJSC sponsored ADR	9,095	74,306
Moscow Exchange MICEX-RTS OAO (a)	24,180	35,392
NOVATEK OAO GDR (Reg. S)	1,478	310,084
Novolipetsk Steel OJSC	21,210	50,286
PhosAgro OJSC GDR (Reg. S)	1,882	23,469
Polyus PJSC	375	38,061
Rosneft Oil Co. OJSC	16,530	109,585
Rosneft Oil Co. OJSC GDR (Reg. S)	2,345	15,538
Sberbank of Russia	180,035	656,885
Severstal PAO	2,980	48,169
Severstal PAO GDR (Reg. S)	592	9,525
Surgutneftegas OJSC	6,500	2,764
Tatneft PAO	22,440	262,028
Tatneft PAO sponsored ADR	414	28,889
VTB Bank OJSC	50,370,000	33,634

TOTAL RUSSIA		3,356,103

Saudi Arabia - 0.4%
Advanced Polypropylene Co.	973	15,203
Al Rajhi Bank	9,999	183,421
Alinma Bank	6,390	42,849
Almarai Co. Ltd.	2,257	30,450
Bank Al-Jazira	3,960	15,986
Bank Albilad	3,118	24,109
Banque Saudi Fransi	4,207	45,373
Bupa Arabia for Cooperative Insurance Co.	365	9,751
Dar Al Arkan Real Estate Development Co. (a)	5,920	18,089
Emaar The Economic City (a)	4,343	12,020
Etihad Etisalat Co. (a)	3,426	22,325
Jarir Marketing Co.	565	25,128
National Commercial Bank	9,993	146,276
National Industrialization Co. (a)	4,068	16,769
Rabigh Refining & Petrochemical Co. (a)	2,606	13,480
Riyad Bank	9,052	62,751
SABIC	5,577	159,702
Sahara International Petrochemical Co.	3,160	16,868
Samba Financial Group	7,326	63,873
Saudi Airlines Catering Co.	473	11,413
Saudi Arabian Fertilizers Co.	1,330	31,171
Saudi Arabian Mining Co. (a)	3,130	39,224
Saudi Cement Co.	633	11,983
Saudi Electricity Co.	6,591	34,374
Saudi Industrial Investment Group	2,119	13,356
Saudi Kayan Petrochemical Co. (a)	7,024	21,163
Saudi Telecom Co.	3,372	97,099
The Co. for Cooperative Insurance (a)	667	13,214
The Saudi British Bank	2,973	31,390
The Savola Group (a)	2,460	20,989
Yanbu National Petrochemical Co.	1,884	29,637

TOTAL SAUDI ARABIA		1,279,436

Singapore - 0.9%
Ascendas Real Estate Investment Trust	46,400	103,017
BOC Aviation Ltd. Class A (b)	3,000	25,846
CapitaCommercial Trust (REIT)	41,200	61,539
CapitaLand Ltd.	40,400	105,841
CapitaMall Trust	48,100	91,413
City Developments Ltd.	7,500	52,630
ComfortDelgro Corp. Ltd.	40,800	79,967
DBS Group Holdings Ltd.	30,202	575,857
Jardine Cycle & Carriage Ltd.	1,400	34,255
Keppel Corp. Ltd.	29,300	135,388
Oversea-Chinese Banking Corp. Ltd.	53,003	441,286
Sembcorp Industries Ltd.	13,300	22,503
Singapore Airlines Ltd.	7,700	53,909
Singapore Airport Terminal Service Ltd.	9,800	34,145
Singapore Exchange Ltd.	12,400	71,145
Singapore Press Holdings Ltd.	25,900	41,412
Singapore Technologies Engineering Ltd.	24,400	74,841
Singapore Telecommunications Ltd.	137,200	330,956
Suntec (REIT)	31,300	43,263
United Overseas Bank Ltd.	20,703	394,449
UOL Group Ltd.	7,900	41,986
Venture Corp. Ltd.	4,000	44,638
Wilmar International Ltd.	31,900	92,211
Yangzijiang Shipbuilding Holdings Ltd.	32,000	32,997

TOTAL SINGAPORE		2,985,494

South Africa - 1.4%
Anglo American Platinum Ltd.	760	45,117
AngloGold Ashanti Ltd.	7,030	120,808
Aspen Pharmacare Holdings Ltd.	5,390	33,831
Barclays Africa Group Ltd.	12,506	138,574
Bidcorp Ltd.	5,690	119,019
Bidvest Group Ltd.	4,499	57,613
Capitec Bank Holdings Ltd.	626	51,241
Clicks Group Ltd.	4,909	69,720
Discovery Ltd.	7,661	70,292
Exxaro Resources Ltd.	4,104	47,590
FirstRand Ltd.	59,049	252,660
Fortress (REIT) Ltd. Class A	20,291	30,172
Foschini Ltd.	3,407	39,189
Gold Fields Ltd.	14,406	73,577
Growthpoint Properties Ltd.	43,147	71,599
Investec Ltd.	4,433	25,331
Kumba Iron Ore Ltd.	1,106	36,399
Liberty Holdings Ltd.	1,267	9,548
Life Healthcare Group Holdings Ltd.	18,414	28,991
MMI Holdings Ltd.	10,640	12,528
Mr Price Group Ltd.	4,153	50,979
MTN Group Ltd.	28,636	224,257
MultiChoice Group Ltd. (a)	6,852	64,046
Naspers Ltd. Class N	7,310	1,781,888
Nedbank Group Ltd.	5,904	98,655
Netcare Ltd.	22,090	25,757
Old Mutual Ltd.	85,402	114,301
Pick 'n Pay Stores Ltd.	5,574	25,736
PSG Group Ltd.	3,322	52,864
Rand Merchant Insurance Holdings Ltd.	9,698	20,803
Redefine Properties Ltd.	81,192	49,677
Remgro Ltd.	7,831	97,186
RMB Holdings Ltd.	11,778	61,931
Sanlam Ltd.	27,690	143,317
Sappi Ltd.	8,587	31,139
Sasol Ltd.	9,309	201,294
Shoprite Holdings Ltd.	8,647	92,898
Spar Group Ltd.	2,603	33,272
Standard Bank Group Ltd.	22,329	277,641
Telkom SA Ltd.	4,772	28,494
Tiger Brands Ltd.	2,268	35,108
Truworths International Ltd.	7,343	31,795
Vodacom Group Ltd.	9,413	76,943
Woolworths Holdings Ltd.	18,618	71,111

TOTAL SOUTH AFRICA		5,024,891

Spain - 1.9%
ACS Actividades de Construccion y Servicios SA	4,337	175,244
Aena Sme SA (b)	1,074	195,101
Amadeus IT Holding SA Class A	7,249	572,639
Banco Bilbao Vizcaya Argentaria SA	108,655	553,240
Banco de Sabadell SA	85,425	74,858
Banco Santander SA (Spain)	264,621	1,129,475
Bankia SA	25,115	49,836
Bankinter SA	10,294	66,869
CaixaBank SA	61,788	153,138
Cellnex Telecom SA (b)	3,330	124,929
Enagas SA	4,060	88,428
Endesa SA	5,259	130,115
Ferrovial SA	7,994	208,402
Gas Natural SDG SA	4,677	118,563
Grifols SA	5,344	173,333
Iberdrola SA	98,915	938,406
Inditex SA	17,760	531,420
MAPFRE SA (Reg.)	15,130	41,755
Red Electrica Corporacion SA	7,393	139,386
Repsol SA	24,511	388,764
Siemens Gamesa Renewable Energy SA	3,392	47,594
Telefonica SA	77,120	587,933

TOTAL SPAIN		6,489,428

Sweden - 1.6%
Alfa Laval AB	5,289	99,142
ASSA ABLOY AB (B Shares)	16,344	374,885
Atlas Copco AB:
(A Shares)	9,958	306,123
(B Shares)	7,484	205,125
Boliden AB	4,843	110,307
Electrolux AB (B Shares)	3,492	81,036
Epiroc AB:
Class A	12,169	133,640
Class B	5,744	59,811
Essity AB Class B	9,794	291,957
H&M Hennes & Mauritz AB (B Shares)	13,110	228,574
Hexagon AB (B Shares)	4,317	210,013
Husqvarna AB (B Shares)	7,774	69,072
ICA Gruppen AB	1,510	67,082
Industrivarden AB (C Shares)	2,950	64,244
Investor AB (B Shares)	7,387	352,175
Kinnevik AB (B Shares)	3,868	98,809
Lundbergfoeretagen AB	1,103	40,940
Lundin Petroleum AB	3,324	105,143
Sandvik AB	18,619	287,439
Securitas AB (B Shares)	4,778	74,183
Skandinaviska Enskilda Banken AB (A Shares)	26,039	245,425
Skanska AB (B Shares)	5,759	107,744
SKF AB (B Shares)	7,141	117,449
Svenska Handelsbanken AB (A Shares)	24,222	217,948
Swedbank AB (A Shares)	14,685	199,976
Swedish Match Co. AB	3,005	115,052
Tele2 AB (B Shares)	7,737	110,875
Telefonaktiebolaget LM Ericsson (B Shares)	52,223	456,913
Telia Co. AB	45,340	202,502
Volvo AB (B Shares)	24,564	366,760

TOTAL SWEDEN		5,400,344

Switzerland - 6.1%
ABB Ltd. (Reg.)	29,977	565,880
Adecco SA (Reg.)	2,898	158,690
Alcon, Inc. (a)	7,031	410,033
Baloise Holdings AG	852	154,115
Barry Callebaut AG	39	76,428
Clariant AG (Reg.)	3,456	63,348
Coca-Cola HBC AG	3,576	123,331
Compagnie Financiere Richemont SA Series A	8,668	742,789
Credit Suisse Group AG	42,346	512,007
Dufry AG	824	72,611
Ems-Chemie Holding AG	138	86,445
Galenica AG	845	125,490
Geberit AG (Reg.)	604	279,059
Givaudan SA	155	412,377
Julius Baer Group Ltd.	3,828	163,580
Kuehne & Nagel International AG	825	121,732
Lafargeholcim Ltd. (Reg.)	7,836	385,674
Lindt & Spruengli AG	2	165,502
Lindt & Spruengli AG (participation certificate)	16	117,923
Lonza Group AG	1,217	417,638
Nestle SA (Reg. S)	50,246	5,330,466
Novartis AG	35,761	3,279,243
Pargesa Holding SA	811	60,914
Partners Group Holding AG	315	251,544
Roche Holding AG (participation certificate)	11,603	3,105,719
Schindler Holding AG:
(participation certificate)	636	147,209
(Reg.)	357	80,478
SGS SA (Reg.)	87	215,193
Sika AG	2,049	296,673
Sonova Holding AG Class B	974	224,758
Straumann Holding AG	172	140,602
Swatch Group AG (Bearer)	435	126,754
Swatch Group AG (Bearer) (Reg.)	1,441	78,820
Swiss Life Holding AG	565	273,538
Swiss Prime Site AG	1,115	98,153
Swiss Re Ltd.	5,070	492,242
Swisscom AG	422	204,731
Temenos Group AG	1,060	187,689
UBS Group AG	62,573	698,052
Zurich Insurance Group Ltd.	2,444	851,487

TOTAL SWITZERLAND		21,298,917

Taiwan - 2.8%
Acer, Inc.	39,000	23,527
Advantech Co. Ltd.	5,000	42,005
ASE Technology Holding Co. Ltd.	60,500	134,639
Asia Cement Corp.	41,000	54,771
ASUSTeK Computer, Inc.	12,000	84,918
AU Optronics Corp.	118,000	31,117
Catcher Technology Co. Ltd.	10,000	73,193
Cathay Financial Holding Co. Ltd.	129,000	168,226
Chang Hwa Commercial Bank	96,080	67,067
Cheng Shin Rubber Industry Co. Ltd.	43,000	55,530
Chicony Electronics Co. Ltd.	10,030	25,474
China Airlines Ltd.	40,000	12,240
China Development Finance Holding Corp.	206,000	61,097
China Life Insurance Co. Ltd.	47,648	39,219
China Steel Corp.	184,000	141,387
Chinatrust Financial Holding Co. Ltd.	311,000	201,914
Chunghwa Telecom Co. Ltd.	63,000	217,683
Compal Electronics, Inc.	53,000	32,342
Delta Electronics, Inc.	31,000	149,461
E.SUN Financial Holdings Co. Ltd.	183,028	152,265
ECLAT Textile Co. Ltd.	3,000	39,212
EVA Airways Corp.	31,010	14,499
Evergreen Marine Corp. (Taiwan)	46,866	21,538
Far Eastern Textile Ltd.	48,000	45,357
Far EasTone Telecommunications Co. Ltd.	22,000	50,438
Feng Tay Enterprise Co. Ltd.	5,500	36,531
First Financial Holding Co. Ltd.	170,171	127,616
Formosa Chemicals & Fibre Corp.	58,000	176,215
Formosa Petrochemical Corp.	20,000	67,714
Formosa Plastics Corp.	73,000	234,544
Formosa Taffeta Co. Ltd.	13,000	14,692
Foxconn Technology Co. Ltd.	21,000	43,095
Fubon Financial Holding Co. Ltd.	118,000	162,934
Giant Manufacturing Co. Ltd.	5,000	38,119
GlobalWafers Co. Ltd.	3,000	31,793
Highwealth Construction Corp.	12,000	18,739
HIWIN Technologies Corp.	3,128	27,707
Hon Hai Precision Industry Co. Ltd. (Foxconn)	205,800	515,272
Hotai Motor Co. Ltd.	5,000	71,876
Hua Nan Financial Holdings Co. Ltd.	133,366	93,741
Innolux Corp.	126,000	29,097
Inventec Corp.	34,000	25,255
Largan Precision Co. Ltd.	2,000	270,031
Lite-On Technology Corp.	30,000	42,417
MediaTek, Inc.	25,000	249,754
Mega Financial Holding Co. Ltd.	180,000	184,870
Micro-Star International Co. Ltd.	9,000	25,156
Nan Ya Plastics Corp.	86,000	196,140
Nanya Technology Corp.	25,000	58,426
Nien Made Enterprise Co. Ltd.	2,000	15,338
Novatek Microelectronics Corp.	11,000	58,022
Pegatron Corp.	28,000	45,393
Phison Electronics Corp.	2,000	19,558
Pou Chen Corp.	37,000	45,478
Powertech Technology, Inc.	11,000	29,998
President Chain Store Corp.	9,000	86,449
Quanta Computer, Inc.	46,000	84,440
Realtek Semiconductor Corp.	8,000	53,067
Ruentex Development Co. Ltd.	9,000	11,922
Ruentex Industries Ltd.	4,800	10,197
Shin Kong Financial Holding Co. Ltd.	146,454	42,282
Sinopac Holdings Co.	197,100	78,084
Standard Foods Corp.	7,000	13,476
Synnex Technology International Corp.	19,000	23,297
TaiMed Biologics, Inc. (a)	2,000	10,652
Taishin Financial Holdings Co. Ltd.	140,879	65,849
Taiwan Business Bank	53,040	22,729
Taiwan Cement Corp.	74,700	106,708
Taiwan Cooperative Financial Holding Co. Ltd.	129,975	87,349
Taiwan High Speed Rail Corp.	29,000	38,606
Taiwan Mobile Co. Ltd.	24,000	83,906
Taiwan Semiconductor Manufacturing Co. Ltd.	406,000	3,334,538
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	76	3,240
Tatung Co. Ltd. (a)	25,000	16,060
The Shanghai Commercial & Savings Bank Ltd.	48,000	78,981
Unified-President Enterprises Corp.	81,000	209,413
United Microelectronics Corp.	206,000	91,353
Vanguard International Semiconductor Corp.	13,000	26,212
Walsin Technology Corp.	4,000	22,230
Win Semiconductors Corp.	6,000	50,648
Winbond Electronics Corp.	41,000	24,965
Wistron Corp.	38,763	28,763
WPG Holding Co. Ltd.	44,400	58,578
Yageo Corp.	3,396	28,482
Yuanta Financial Holding Co. Ltd.	160,000	89,535

TOTAL TAIWAN		9,776,651

Thailand - 0.8%
Advanced Info Service PCL (For. Reg.)	19,900	137,403
Airports of Thailand PCL (For. Reg.)	71,000	165,499
Bangkok Bank PCL (For. Reg.)	6,600	38,684
Bangkok Dusit Medical Services PCL (For. Reg.)	156,500	126,662
Bangkok Expressway and Metro PCL	135,800	46,210
Banpu PCL (For. Reg.)	78,200	36,121
Berli Jucker PCL (For. Reg)	16,500	27,623
BTS Group Holdings PCL	125,400	50,273
Bumrungrad Hospital PCL (For. Reg.)	8,100	44,736
C.P. ALL PCL (For. Reg.)	94,800	266,016
Central Pattana PCL (For. Reg.)	43,600	103,429
Charoen Pokphand Foods PCL (For. Reg.)	63,800	57,369
Electricity Generating PCL (For. Reg.)	4,500	48,024
Energy Absolute PCL	27,400	46,219
Glow Energy PCL (For. Reg.)	1,200	3,479
Gulf Energy Development PCL	12,800	52,423
Home Product Center PCL (For. Reg.)	91,500	51,008
Indorama Ventures PCL (For. Reg.)	32,300	42,801
Intouch Holdings PCL (For. Reg.)	31,200	64,483
IRPC PCL (For. Reg.)	159,300	24,723
Kasikornbank PCL	6,300	35,178
Kasikornbank PCL (For. Reg.)	26,100	146,160
Krung Thai Bank PCL (For. Reg.)	46,300	29,440
Land & House PCL (For. Reg.)	166,700	60,950
Minor International PCL:
warrants 9/30/21 (a)	1,750	311
(For. Reg.)	45,800	59,607
Muangthai Leasing PCL	9,000	17,597
PTT Exploration and Production PCL (For. Reg.)	21,400	93,593
PTT Global Chemical PCL (For. Reg.)	41,000	80,097
PTT PCL (For. Reg.)	187,500	286,583
Ratchaburi Electric Generating Holding PCL (For. Reg.)	12,800	28,045
Robinsons Department Store PCL (For. Reg.)	7,400	15,192
Siam Cement PCL (For. Reg.)	12,700	178,450
Siam Commercial Bank PCL (For. Reg.)	11,700	52,130
Thai Oil PCL (For. Reg.)	14,400	32,125
Thai Union Frozen Products PCL (For. Reg.)	59,700	36,587
TMB PCL (For. Reg.)	231,100	14,175
Total Access Communication PCL (For. Reg.)	12,000	22,754
True Corp. PCL (For. Reg.)	236,700	49,311

TOTAL THAILAND		2,671,470

Turkey - 0.1%
Akbank TAS (a)	42,122	56,983
Anadolu Efes Biracilik Ve Malt Sanayii A/S	3,349	12,866
Arcelik A/S (a)	2,523	7,889
Aselsan A/S	4,548	15,443
Bim Birlesik Magazalar A/S JSC	9,498	79,748
Eregli Demir ve Celik Fabrikalari T.A.S.	22,334	29,733
Ford Otomotiv Sanayi A/S	599	6,558
Haci Omer Sabanci Holding A/S	12,020	21,257
Koc Holding A/S	11,610	38,943
TAV Havalimanlari Holding A/S	2,449	11,014
Tupras Turkiye Petrol Rafinerileri A/S	1,758	44,100
Turk Hava Yollari AO (a)	10,802	24,116
Turk Sise ve Cam Fabrikalari A/S	5,790	5,115
Turkcell Iletisim Hizmet A/S	15,568	36,430
Turkiye Garanti Bankasi A/S (a)	38,856	68,578
Turkiye Is Bankasi A/S Series C (a)	29,351	32,817

TOTAL TURKEY		491,590

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	48,492	118,816
Aldar Properties PJSC (a)	53,244	33,485
DP World Ltd.	2,719	41,873
Dubai Islamic Bank Pakistan Ltd. (a)	29,752	43,091
Emaar Development PJSC (a)	12,943	16,914
Emaar Malls Group PJSC (a)	49,794	28,739
Emaar Properties PJSC	55,776	83,972
Emirates Telecommunications Corp.	27,542	129,269
National Bank of Abu Dhabi PJSC	45,694	197,547

TOTAL UNITED ARAB EMIRATES		693,706

United Kingdom - 10.3%
3i Group PLC	15,862	214,599
Admiral Group PLC	2,868	75,580
Anglo American PLC (United Kingdom)	17,154	425,355
Antofagasta PLC	6,263	71,534
Ashtead Group PLC	7,970	220,306
Associated British Foods PLC	5,969	175,665
AstraZeneca PLC (United Kingdom)	20,890	1,804,768
Auto Trader Group PLC (b)	17,704	116,219
Aviva PLC	65,170	319,960
BAE Systems PLC	52,382	348,012
Barclays PLC	284,760	533,022
Barratt Developments PLC	17,962	140,935
Berkeley Group Holdings PLC	1,958	92,340
BHP Billiton PLC	34,502	822,650
BP PLC	319,933	2,116,916
BP PLC sponsored ADR	1,630	64,776
British American Tobacco PLC (United Kingdom)	37,702	1,343,419
British Land Co. PLC	14,271	88,163
BT Group PLC	137,198	321,366
Bunzl PLC	5,848	152,903
Burberry Group PLC	7,195	197,659
Carnival PLC	2,733	123,365
Centrica PLC	97,973	90,193
Coca-Cola European Partners PLC	4,016	222,004
Compass Group PLC	26,334	666,264
Croda International PLC	2,090	119,153
Diageo PLC	39,936	1,665,339
Direct Line Insurance Group PLC	20,619	80,841
easyJet PLC	2,064	24,197
Evraz PLC	7,479	59,210
Fresnillo PLC	2,963	21,656
G4S PLC (United Kingdom)	26,449	61,611
GlaxoSmithKline PLC	81,876	1,693,272
Halma PLC	6,011	145,469
Hargreaves Lansdown PLC	4,711	120,310
HSBC Holdings PLC (United Kingdom)	327,654	2,624,014
Imperial Tobacco Group PLC	15,888	404,783
Informa PLC	21,458	228,071
InterContinental Hotel Group PLC	2,885	200,435
Intertek Group PLC	2,734	189,781
Investec PLC	11,114	63,551
ITV PLC	67,363	90,890
J Sainsbury PLC	26,030	62,114
John Wood Group PLC	10,493	67,758
Johnson Matthey PLC	3,360	131,368
Kingfisher PLC	37,912	102,358
Land Securities Group PLC	11,936	115,571
Legal & General Group PLC	97,224	309,537
Lloyds Banking Group PLC	1,183,546	765,617
London Stock Exchange Group PLC	5,086	409,824
Marks & Spencer Group PLC	32,185	80,895
Meggitt PLC	11,854	86,004
Melrose Industries PLC	83,891	190,726
Merlin Entertainments PLC (b)	10,149	55,725
Micro Focus International PLC	5,570	117,327
Mondi PLC	6,159	135,081
Mondi PLC	1,964	42,627
National Grid PLC	55,615	571,029
Next PLC	2,399	176,913
NMC Health PLC	1,601	48,168
Ocado Group PLC (a)	7,034	106,541
Pearson PLC	13,447	142,395
Persimmon PLC	5,588	136,523
Prudential PLC	42,444	873,253
Reckitt Benckiser Group PLC	11,714	905,531
RELX PLC (London Stock Exchange)	32,546	773,179
Rentokil Initial PLC	30,371	160,664
Rio Tinto PLC	18,714	1,056,807
Rolls-Royce Holdings PLC	27,979	292,446
Royal Bank of Scotland Group PLC	77,198	203,382
Royal Dutch Shell PLC:
Class A	582	18,262
Class A (United Kingdom)	75,937	2,391,674
Class B (United Kingdom)	58,173	1,837,396
RSA Insurance Group PLC	17,641	120,267
Sage Group PLC	17,695	154,936
Schroders PLC	2,152	77,805
Scottish & Southern Energy PLC	16,955	226,039
Segro PLC	17,469	162,347
Severn Trent PLC	3,547	86,917
Smith & Nephew PLC	14,069	318,506
Smiths Group PLC	6,148	122,765
Spirax-Sarco Engineering PLC	1,298	141,986
St. James's Place Capital PLC	9,518	113,896
Standard Chartered PLC (United Kingdom)	45,544	374,853
Standard Life PLC	42,226	153,437
Taylor Wimpey PLC	58,486	115,080
Tesco PLC	160,562	434,916
The Weir Group PLC	4,600	83,743
Unilever PLC	18,059	1,086,469
United Utilities Group PLC	11,505	110,335
Vodafone Group PLC	442,873	806,022
Vodafone Group PLC sponsored ADR	110	1,993
Whitbread PLC	2,202	121,119
WM Morrison Supermarkets PLC	42,905	101,562

TOTAL UNITED KINGDOM		35,822,244

United States of America - 0.1%
Southern Copper Corp.	1,347	48,209
Yum China Holdings, Inc.	5,972	271,726

TOTAL UNITED STATES OF AMERICA		319,935

TOTAL COMMON STOCKS
(Cost $349,840,863)		333,106,097

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.7%
Banco Bradesco SA (PN)	67,890	613,729
Braskem SA (PN-A) (a)	2,500	22,299
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)	3,200	33,205
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	2,400	58,831
Companhia Energetica de Minas Gerais (CEMIG) (PN)	14,800	54,836
Gerdau SA	21,200	76,382
Itau Unibanco Holding SA	80,250	732,193
Itausa-Investimentos Itau SA (PN)	73,347	239,663
Lojas Americanas SA (PN)	12,400	58,973
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	68,000	464,695
Telefonica Brasil SA	6,300	86,336

TOTAL BRAZIL		2,441,142

Chile - 0.0%
Embotelladora Andina SA Class B	4,764	16,748
Sociedad Quimica y Minera de Chile SA (PN-B) (a)	1,954	57,314

TOTAL CHILE		74,062

Colombia - 0.0%
Bancolombia SA (PN)	7,142	89,816
Grupo Aval Acciones y Valores SA	57,647	22,226
Grupo de Inversiones Suramerica SA	1,893	18,348

TOTAL COLOMBIA		130,390

Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	800	47,690
Fuchs Petrolub AG	1,409	54,498
Henkel AG & Co. KGaA	2,806	289,626
Porsche Automobil Holding SE (Germany)	2,651	173,763
Sartorius AG (non-vtg.)	618	126,837
Volkswagen AG	3,045	508,791

TOTAL GERMANY		1,201,205

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	130,897	69,573
Korea (South) - 0.2%
AMOREPACIFIC Corp.	110	7,178
CJ Corp. (a)(d)	29	895
Hyundai Motor Co.	2,624	161,731
Hyundai Motor Co. Series 2	341	23,524
LG Chemical Ltd.	299	44,901
LG Household & Health Care Ltd.	30	20,195
Samsung Electronics Co. Ltd.	15,062	463,887

TOTAL KOREA (SOUTH)		722,311

Russia - 0.0%
AK Transneft OAO	7	17,344
Surgutneftegas OJSC	171,200	83,912

TOTAL RUSSIA		101,256

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $4,966,951)		4,739,939

Money Market Funds - 1.9%
Fidelity Cash Central Fund 2.43% (e)	6,310,153	6,311,415
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	225,190	225,212
TOTAL MONEY MARKET FUNDS
(Cost $6,536,627)		6,536,627
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $361,344,441)		344,382,663
NET OTHER ASSETS (LIABILITIES) - 1.0%(g)		3,303,596
NET ASSETS - 100%		$347,686,259

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	69	Sept. 2019	$6,498,765	$(92,383)	$(92,383)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	54	Sept. 2019	2,769,120	(52,078)	(52,078)
TME S&P/TSX 60 Index Contracts (Canada)	4	Sept. 2019	593,120	(1,982)	(1,982)
TOTAL FUTURES CONTRACTS					$(146,443)

The notional amount of futures sold as a percentage of Net Assets is 2.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,367,494 or 1.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $385,994 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195,426
Fidelity Securities Lending Cash Central Fund	2,161
Total	$197,587

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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